UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Total Return ETF (TOTR)

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Total Return ETF (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return ETF	$16	0.31%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$544,052
  Number of Portfolio Holdings1,428
  Portfolio Turnover Rate80.2%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government & Agency Mortgage-Backed Securities	24.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	24.1
Corporate Bonds	20.1
Asset-Backed Securities	13.9
Non-U.S. Government Mortgage-Backed Securities	8.0
Bank Loans	6.5
Foreign Government Obligations & Municipalities	4.8
Bond Funds	0.5
Municipal Securities	0.3
Short-Term and Other	(2.4)

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	12.8%
U.S. Treasury Notes	11.3
Federal Home Loan Mortgage	8.4
Federal National Mortgage Assn.	7.7
Government National Mortgage Assn.	4.8
UMBS, TBA	3.3
Hungary Government Bonds	1.3
Carvana Auto Receivables Trust	0.9
Bank5	0.7
Colombian TES	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Total Return ETF (TOTR)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: NYSE Arca, Inc.

202506-4610402

ETF988-053 01/26

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
November 30, 2025
T. ROWE PRICE
TOTR	Total Return ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended			9/28/21(1) Through
	11/30/25	5/31/25	5/31/24	5/31/23	5/31/22
NET ASSET VALUE
Beginning of period	$ 40.00	$ 39.69	$ 41.07	$ 44.30	$ 50.00
Investment activities
Net investment income(2)(3)	1.03	2.13	2.09	1.73	0.78
Net realized and unrealized gain/loss	0.97	0.24	(1.44)	(3.22)	(5.74)
Total from investment activities	2.00	2.37	0.65	(1.49)	(4.96)
Distributions
Net investment income	(1.09)	(2.06)	(1.95)	(1.70)	(0.74)
Tax return of capital	-	-	(0.08)	(0.04)	-
Total distributions	(1.09)	(2.06)	(2.03)	(1.74)	(0.74)
NET ASSET VALUE
End of period	$ 40.91	$ 40.00(4)	$ 39.69	$ 41.07	$ 44.30

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	Year Ended			9/28/21(1) Through
	11/30/25	5/31/25	5/31/24	5/31/23	5/31/22
Ratios/Supplemental Data
Total return, based on NAV(3)(5)	5.03%	6.05%(4)	1.69%	(3.33)%	(10.08)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.31%(6)	0.31%	0.31%	0.31%	0.31%(6)
Net expenses after waivers/payments by Price Associates	0.31%(6)	0.31%	0.31%	0.31%	0.31%(6)
Net investment income	5.07%(6)	5.30%	5.23%	4.14%	2.42%(6)
Portfolio turnover rate(7)	80.2%	314.2%	439.5%	608.3%	456.8%
Portfolio turnover rate, excluding mortgage dollar roll transactions	32.9%	110.5%	110.0%	60.4%	45.1%
Net assets, end of period (in thousands)	$ 544,052	$ 550,045	$ 113,130	$ 28,750	$ 19,933

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Net asset value and Total return include adjustments made in accordance with U.S. generally accepted accounting principles for financial reporting purposes and may differ from the net asset value and total returns for shareholder transactions.
(5)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(6)	Annualized
(7)	The portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

November 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 13.9%
Car Loan 4.7%
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class A2, 4.97%, 9/15/32 (1)	151	152
ARI Fleet Lease Trust, Series 2025-A, Class B, 4.70%, 1/17/34 (1)	1,000	1,011
Avis Budget Rental Car Funding AESOP, Series 2022-5A, Class C, 6.24%, 4/20/27 (1)	83	84
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class C, 6.18%, 10/20/27 (1)	100	101
Avis Budget Rental Car Funding AESOP, Series 2023-2A, Class D, 7.26%, 10/20/27 (1)	205	207
Avis Budget Rental Car Funding AESOP, Series 2023-3A, Class D, 7.32%, 2/20/28 (1)	115	117
Avis Budget Rental Car Funding AESOP, Series 2024-3A, Class B, 5.58%, 12/20/30 (1)	360	371
Avis Budget Rental Car Funding AESOP, Series 2025-3A, Class B, 4.46%, 2/20/30 (1)	170	170
Bayview Opportunity Master Fund VII, Series 2024-CAR1, Class B, FRN, SOFR30A + 1.30%, 5.372%, 12/26/31 (1)	104	104
CarMax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	170	176
CarMax Auto Owner Trust, Series 2023-3, Class C, 5.61%, 2/15/29	190	193
CarMax Auto Owner Trust, Series 2024-1, Class C, 5.47%, 8/15/29	85	87
CarMax Auto Owner Trust, Series 2024-2, Class D, 6.42%, 10/15/30	90	93
CarMax Auto Owner Trust, Series 2024-3, Class D, 5.67%, 1/15/31	40	41
CarMax Select Receivables Trust, Series 2024-A, Class B, 5.35%, 1/15/30	40	41
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62%, 1/15/30	175	179
CarMax Select Receivables Trust, Series 2025-A, Class B, 5.01%, 9/16/30	1,400	1,418
Carvana Auto Receivables Trust, Series 2021-P1, Class D, 1.82%, 12/10/27	95	94

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (1)	13	13
Carvana Auto Receivables Trust, Series 2022-P1, Class C, 3.30%, 4/10/28	30	29
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	740	744
Carvana Auto Receivables Trust, Series 2023-N3, Class B, 6.45%, 5/10/28 (1)	336	337
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63%, 5/10/30 (1)	55	55
Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.80%, 5/10/30 (1)	150	153
Carvana Auto Receivables Trust, Series 2024-N2, Class B, 5.67%, 9/10/30 (1)	60	61
Carvana Auto Receivables Trust, Series 2024-N2, Class C, 5.82%, 9/10/30 (1)	80	82
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	310	311
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	585	589
Carvana Auto Receivables Trust, Series 2025-N1, Class B, 5.05%, 5/12/31 (1)	1,177	1,191
Carvana Auto Receivables Trust, Series 2025-P1, Class C, 5.34%, 8/11/31	1,340	1,362
Carvana Auto Receivables Trust, Series 2025-P3, Class B, 4.48%, 10/10/31	105	105
Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.753%, 2/25/33 (1)	433	436
Drive Auto Receivables Trust, Series 2025-2, Class B, 4.14%, 9/15/32	230	230
Enterprise Fleet Financing, Series 2023-1, Class A3, 5.42%, 10/22/29 (1)	100	101
Enterprise Fleet Financing, Series 2025-3, Class A3, 4.46%, 9/20/29 (1)	215	218
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	5	5
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92%, 9/17/29	780	788

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, 5/15/30	190	191
Exeter Automobile Receivables Trust, Series 2025-4A, Class C, 4.57%, 6/16/31	685	687
Exeter Select Automobile Receivables Trust, Series 2025-2, Class B, 4.63%, 11/17/31	180	182
Exeter Select Automobile Receivables Trust, Series 2025-2, Class C, 4.91%, 12/15/31	435	440
Exeter Select Automobile Receivables Trust, Series 2025-3, Class B, 4.42%, 3/15/32	650	651
Exeter Select Automobile Receivables Trust, Series 2025-3, Class C, 5.00%, 3/15/32	725	734
Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.43%, 4/15/27	1,420	1,429
Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.97%, 6/15/28	25	25
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B, 5.31%, 5/15/28 (1)	545	547
GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.89%, 2/20/29	475	480
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	10	10
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class B, 5.72%, 1/16/29	5	5
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class C, 5.92%, 2/16/29	10	10
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class B, 5.73%, 6/15/28 (1)	100	101
GMF Floorplan Owner Revolving Trust, Series 2025-1A, Class C, 4.88%, 3/15/29 (1)	800	805
GMF Floorplan Owner Revolving Trust, Series 2025-2A, Class C, 4.96%, 3/15/30 (1)	820	830
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/32 (1)	115	117
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.442%, 10/20/32 (1)	146	148
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B1, 4.957%, 3/21/33 (1)	725	730

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class B, 5.79%, 4/25/29 (1)	15	15
Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class C, 6.13%, 4/25/29 (1)	25	25
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class B, 4.42%, 9/25/30 (1)	111	111
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class C, 4.72%, 9/25/30 (1)	55	55
Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class C, 5.933%, 12/15/33 (1)	129	130
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class B, 5.622%, 6/15/32 (1)	170	172
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class B, 4.965%, 1/18/33 (1)	461	464
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74%, 10/16/28	11	11
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96%, 11/15/28	28	28
Santander Drive Auto Receivables Trust, Series 2025-2, Class B, 4.87%, 5/15/31	675	682
Santander Drive Auto Receivables Trust, Series 2025-2, Class C, 5.06%, 5/15/31	675	683
SBNA Auto Lease Trust, Series 2025-A, Class A4, 4.87%, 7/20/29 (1)	705	713
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/31 (1)	42	43
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class B, 5.38%, 1/21/31 (1)	170	174
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 1/20/32 (1)	15	15
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class C, 5.20%, 10/20/32 (1)	385	395
Toyota Lease Owner Trust, Series 2025-A, Class A4, 4.81%, 6/20/29 (1)	610	618
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	59	59
Wheels Fleet Lease Funding 1, Series 2025-1A, Class A1, 4.57%, 1/18/40 (1)	775	780

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Wheels Fleet Lease Funding 1, Series 2025-1A, Class C, 5.08%, 1/18/40 (1)	840	852
		25,596
Other Asset-Backed Securities 9.2%
AMSR Trust, Series 2021-SFR2, Class C, 1.877%, 8/17/38 (1)	1,445	1,413
AMSR Trust, Series 2021-SFR2, Class A, 1.527%, 8/17/38 (1)	472	463
AMSR Trust, Series 2021-SFR4, Class A, 2.117%, 12/17/38 (1)	1,779	1,741
Amur Equipment Finance Receivables X, Series 2022-1A, Class D, 2.91%, 8/21/28 (1)	100	99
Amur Equipment Finance Receivables XI, Series 2022-2A, Class A2, 5.30%, 6/21/28 (1)	21	21
Amur Equipment Finance Receivables XIII, Series 2024-1A, Class B, 5.37%, 1/21/31 (1)	140	143
ARES LX CLO, Series 2021-60A, Class C, FRN, 3M TSFR + 2.21%, 6.096%, 7/18/34 (1)	1,500	1,503
Auxilior Term Funding, Series 2024-1A, Class A3, 5.49%, 7/15/31 (1)	100	102
Bain Capital Credit, Series 2022-3A, Class BR, FRN, 3M TSFR + 1.63%, 5.512%, 7/17/35 (1)	780	781
Barings CLO, Series 2021-3A, Class B1R, FRN, 3M TSFR + 1.63%, 5.514%, 1/18/35 (1)	1,150	1,152
Battalion CLO XII, Series 2018-12A, Class CRR, FRN, 3M TSFR + 1.55%, 5.402%, 5/17/31 (1)	305	305
Battalion CLO XV, Series 2020-15A, Class CR, FRN, 3M TSFR + 1.90%, 5.782%, 1/17/33 (1)	250	250
Battalion CLO XV, Series 2020-15A, Class BR, FRN, 3M TSFR + 1.50%, 5.382%, 1/17/33 (1)	1,000	999
Benefit Street Partners CLO, Series 2021-23A, Class B1R, FRN, 3M TSFR + 1.55%, 5.408%, 4/25/34 (1)	250	250
CCG Receivables Trust, Series 2025-1, Class A2, 4.48%, 10/14/32 (1)	203	204
CCG Receivables Trust, Series 2025-1, Class C, 4.89%, 10/14/32 (1)	500	506
Chenango Park CLO, Series 2018-1A, Class BR, FRN, 3M TSFR + 1.80%, 5.705%, 4/15/30 (1)	1,235	1,236

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
CIFC Funding, Series 2016-1A, Class D1R3, FRN, 3M TSFR + 2.30%, 6.17%, 10/21/31 (1)	250	248
Clarus Capital Funding, Series 2024-1A, Class A2, 4.71%, 8/20/32 (1)	56	56
Clarus Capital Funding, Series 2024-1A, Class B, 4.79%, 8/20/32 (1)	100	100
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (CAD) (1)	45	32
Crown Point CLO 7, Series 2018-7A, Class AR, FRN, 3M TSFR + 1.23%, 5.499%, 10/20/31 (1)	37	37
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	225	221
Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (1)	100	102
Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, 3/22/30 (1)	1,610	1,635
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82%, 8/22/30 (1)	100	101
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31 (1)	100	101
Dext ABS, Series 2025-1, Class C, 5.39%, 8/15/35 (1)	1,340	1,366
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	46	47
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	65	67
DLLST, Series 2024-1A, Class A4, 4.93%, 4/22/30 (1)	40	40
Dryden 93 CLO, Series 2021-93A, Class BR, FRN, 3M TSFR + 1.70%, 5.605%, 1/15/38 (1)	250	251
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	50	52
Elara HGV Timeshare Issuer, Series 2023-A, Class C, 7.30%, 2/25/38 (1)	50	52
FOCUS Brands Funding, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	1,350	1,343
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%, 7/30/52 (1)	48	49
Frontier Issuer, Series 2023-1, Class C, 11.50%, 8/20/53 (1)	215	222
Frontier Issuer, Series 2024-1, Class A2, 6.19%, 6/20/54 (1)	625	645
Frontier Issuer, Series 2024-1, Class C, 11.16%, 6/20/54 (1)	1,230	1,378

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Harbor Park CLO, Series 2018-1A, Class CR2, FRN, 3M TSFR + 1.65%, 5.534%, 1/20/31 (1)	1,120	1,119
Hardee's Funding, Series 2020-1A, Class A2, 3.981%, 12/20/50 (1)	791	763
Hardee's Funding, Series 2021-1A, Class A2, 2.865%, 6/20/51 (1)	196	183
Hardee's Funding, Series 2024-1A, Class A2, 7.253%, 3/20/54 (1)	99	103
Hilton Grand Vacations Trust, Series 2020-AA, Class C, 6.42%, 2/25/39 (1)	68	69
Home Partners of America Trust, Series 2022-1, Class A, 3.93%, 4/17/39 (1)	144	143
Home Partners of America Trust, Series 2022-1, Class D, 4.73%, 4/17/39 (1)	143	142
HPEFS Equipment Trust, Series 2023-2A, Class C, 6.48%, 1/21/31 (1)	100	100
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (1)	100	101
HPEFS Equipment Trust, Series 2024-1A, Class C, 5.33%, 5/20/31 (1)	205	206
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (1)	1,600	1,620
HPEFS Equipment Trust, Series 2024-2A, Class B, 5.35%, 10/20/31 (1)	100	101
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (1)	100	102
Jack in the Box Funding, Series 2022-1A, Class A2I, 3.445%, 2/26/52 (1)	1,536	1,495
Jamestown CLO XV, Series 2020-15A, Class A1R, FRN, 3M TSFR + 1.37%, 5.275%, 7/15/35 (1)	250	250
KKR CLO 43, Series 2022-43A, Class BR, FRN, 3M TSFR + 2.50%, 6.405%, 1/15/36 (1)	300	300
Madison Park Funding, Series 2019-35A, Class CR, FRN, 3M TSFR + 2.16%, 6.046%, 4/20/32 (1)	255	255
Madison Park Funding LX, Series 2022-60A, Class BR, FRN, 3M TSFR + 1.75%, 5.608%, 10/25/37 (1)	315	316
Madison Park Funding LXI, Series 2023-61A, Class B, FRN, 3M TSFR + 2.40%, 6.284%, 1/20/37 (1)	1,400	1,408

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Madison Park Funding XXIV, Series 2016-24A, Class CR2, FRN, 3M TSFR + 2.05%, 5.934%, 10/20/29 (1)	1,625	1,626
Madison Park Funding XXX, Series 2018-30A, Class BR, FRN, 3M TSFR + 1.75%, 5.644%, 7/16/37 (1)	700	701
MMAF Equipment Finance, Series 2020-A, Class A4, 1.40%, 8/9/30 (1)	100	97
MVW Owner Trust, Series 2020-1A, Class C, 4.21%, 10/20/37 (1)	47	47
MVW Owner Trust, Series 2023-1A, Class C, 6.54%, 10/20/40 (1)	39	40
MVW Owner Trust, Series 2023-1A, Class B, 5.42%, 10/20/40 (1)	39	39
Neuberger Berman Loan Advisers, Series 2021-43A, Class AR, FRN, 3M TSFR + 1.05%, 4.932%, 7/17/36 (1)	1,380	1,379
New Residential Mortgage Loan Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1)	460	463
NMEF Funding, Series 2025-A, Class A2, 4.72%, 7/15/32 (1)	311	312
Northwoods Capital XIV-B, Series 2018-14BA, Class AR, FRN, 3M TSFR + 1.25%, 5.558%, 11/13/31 (1)	134	134
OCP CLO, Series 2017-13A, Class B1R2, FRN, 3M TSFR + 1.70%, 5.57%, 11/26/37 (1)	250	251
Octagon Investment Partners 47, Series 2020-1A, Class A2R2, FRN, 3M TSFR + 1.55%, 5.407%, 1/22/38 (1)	330	330
Octagon Investment Partners 47, Series 2020-1A, Class BR2, FRN, 3M TSFR + 1.70%, 5.557%, 1/22/38 (1)	325	326
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	4	4
Octane Receivables Trust, Series 2023-3A, Class C, 6.74%, 8/20/29 (1)	100	103
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	918	931
Octane Receivables Trust, Series 2025-RVM1, Class B, 4.83%, 12/20/46 (1)	345	346
Octane Receivables Trust, Series 2025-RVM1, Class C, 5.26%, 12/20/46 (1)	705	708
OZLM Funding II, Series 2012-2A, Class BR4, FRN, 3M TSFR + 1.75%, 5.588%, 7/30/37 (1)	1,270	1,273

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Palmer Square CLO, Series 2021-1A, Class A1AR, FRN, 3M TSFR + 1.15%, 5.034%, 4/20/38 (1)	1,335	1,334
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	335	337
Post Road Equipment Finance, Series 2024-1A, Class A2, 5.59%, 11/15/29 (1)	33	34
Post Road Equipment Finance, Series 2024-1A, Class C, 5.81%, 10/15/30 (1)	100	101
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.382%, 10/17/38 (1)	638	626
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305%, 4/17/42 (1)	1,630	1,557
RR 34, Series 2024-34RA, Class A2AR, FRN, 3M TSFR + 1.70%, 5.605%, 10/15/39 (1)	250	251
SCF Equipment Leasing, Series 2024-1A, Class D, 6.58%, 6/21/33 (1)	125	131
SCF Equipment Trust, Series 2022-1A, Class B, 3.22%, 10/21/30 (1)	263	262
SEB Funding, Series 2024-1A, Class A2, 7.386%, 4/30/54 (1)	145	148
Shackleton CLO, Series 2019-14A, Class BRR, FRN, 3M TSFR + 1.55%, 5.434%, 7/20/34 (1)	1,010	1,010
Sierra Timeshare Receivables Funding, Series 2022-3A, Class B, 6.32%, 7/20/39 (1)	50	51
Signal Peak CLO 5, Series 2018-5A, Class BR, FRN, 3M TSFR + 2.20%, 6.058%, 4/25/37 (1)	250	251
Sonic Capital, Series 2020-1A, Class A2I, 3.845%, 1/20/50 (1)	308	304
SOUND POINT CLO XXII, Series 2019-1A, Class BRR, FRN, 3M TSFR + 1.65%, 5.534%, 1/20/32 (1)	250	251
Symphony CLO XVI, Series 2015-16A, Class ARR, FRN, 3M TSFR + 1.20%, 5.456%, 10/15/31 (1)	95	95
TPIC SPV I, Series 2024-1A, Class A1, Acquisition Date: 12/10/24, Cost $280, 7.131%, 11/30/44 (2)(3)	271	272
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	100	99
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943%, 7/17/38 (1)	751	740

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75%, 6/17/40 (1)	100	100
Tricon Residential Trust, Series 2024-SFR2, Class D, 6.00%, 6/17/40 (1)	155	157
Trinitas CLO VII, Series 2017-7A, Class A1R2, FRN, 3M TSFR + 1.06%, 4.918%, 1/25/35 (1)	1,000	997
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	84	85
Verdant Receivables, Series 2024-1A, Class A2, 5.68%, 12/12/31 (1)	71	72
Verizon Master Trust, Series 2024-6, Class C, 4.67%, 8/20/30	665	669
Verizon Master Trust, Series 2025-3, Class C, 4.90%, 3/20/30	1,500	1,510
Wingspire Equipment Finance, Series 2025-1A, Class A2, 4.33%, 9/20/33 (1)	100	100
Wingspire Equipment Finance, Series 2025-1A, Class C, 4.76%, 9/20/33 (1)	100	100
Zaxbys Funding, Series 2021-1A, Class A2, 3.238%, 7/30/51 (1)	1,245	1,172
		50,015
Student Loan 0.0%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class B, 3.67%, 2/15/68 (1)	151	145
		145
Total Asset-Backed Securities (Cost $75,065)		75,756
BANK LOANS 6.5% (4)
FINANCIAL INSTITUTIONS 1.4%
Brokerage Asset Managers Exchanges 0.2%
Advisor Group, FRN, 1M TSFR + 3.00%, 6.916%, 7/30/32	140	140
Edelman Financial Center, FRN, 1M TSFR + 5.25%, 9.166%, 10/6/28	25	25
HighTower Holdings, FRN, 3M TSFR + 2.75%, 6.651%, 2/3/32	448	448

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Jane Street Group, FRN, 3M TSFR + 2.00%, 5.822%, 12/15/31	262	259
RFS Opco, FRN, 3M TSFR + 4.75%, 8.752%, 4/4/31 (2)	20	20
RFS Opco, FRN, 3M TSFR + 4.75%, 8.752%, 4/4/31 (2)	35	34
RFS Opco, FRN, 3M TSFR + 1.00%, 1.00%, 4/4/31 (2)(5)	100	99
		1,025
Finance Companies 0.0%
Insignia Financial, FRN, 1M TSFR + 4.50%, 11/25/32 (2)(6)	90	89
		89
Insurance 1.2%
Acrisure, FRN, 1M TSFR + 3.25%, 7.166%, 6/20/32	219	219
Alera Group, FRN, 1M TSFR + 3.25%, 7.166%, 5/30/32	145	146
Alera Group, FRN, 1M TSFR + 5.50%, 9.416%, 5/30/33	820	840
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.50%, 6.416%, 9/19/31	767	767
Asurion, FRN, 1M TSFR + 5.25%, 9.28%, 1/31/28	505	483
Asurion, FRN, 1M TSFR + 5.25%, 9.28%, 1/20/29 (6)	675	631
Asurion, FRN, 1M TSFR + 4.25%, 8.266%, 8/19/28	159	159
Asurion, FRN, 1M TSFR + 4.25%, 8.166%, 9/19/30	160	156
HUB International, FRN, 3M TSFR + 2.25%, 6.12%, 6/20/30	810	812
Jones DesLauriers Insurance Management, FRN, 3M TSFR + 2.75%, 6.59%, 3/15/30	470	470
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.166%, 7/2/32 (6)	833	838
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 6.916%, 7/2/31	434	434
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 8.752%, 5/6/32	535	541
Truist Insurance Holdings, FRN, 3M TSFR + 2.75%, 6.752%, 5/6/31	259	259
		6,755
Total Financial Institutions		7,869

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
INDUSTRIAL 4.8%
Basic Industry 0.0%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 6.666%, 8/18/30	174	174
		174
Capital Goods 0.8%
Charter NEX US, FRN, 1M TSFR + 2.75%, 6.709%, 11/29/30	833	836
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.343%, 9/28/28 (6)	220	219
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 10.263%, 5/21/29	566	566
Filtration Group, FRN, 1M TSFR + 2.75%, 6.666%, 10/21/28	514	517
LTI Holdings, FRN, 1M TSFR + 3.75%, 7.666%, 7/29/29	580	584
MI Windows & Doors, FRN, 1M TSFR + 2.75%, 6.666%, 3/28/31	188	188
Pro Mach Group, FRN, 1M TSFR + 2.75%, 6.666%, 10/16/32	265	266
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 6.166%, 1/30/32	266	266
TK Elevator Midco GmbH, FRN, 6M TSFR + 2.75%, 6.947%, 4/30/30	466	469
TransDigm, FRN, 3M TSFR + 2.50%, 6.502%, 8/19/32	250	250
		4,161
Communications 0.8%
BCPE Pequod Buyer, FRN, 1M TSFR + 3.00%, 6.916%, 11/25/31	274	275
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%, 8.03%, 8/21/28	358	359
CMG Media, FRN, 3M TSFR + 3.50%, 7.602%, 6/18/29 (6)	396	361
Connect Finco, FRN, 1M TSFR + 4.50%, 8.416%, 9/27/29	163	162
CSC Holdings, FRN, 3M TSFR + 1.50%, 8.50%, 4/15/27 (6)	501	445
DirecTV Financing, FRN, 3M TSFR + 5.50%, 9.34%, 2/17/31 (6)	218	216

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
EW Scripps, FRN, 1M TSFR + 5.75%, 9.823%, 6/30/28	166	168
EW Scripps, FRN, 1M TSFR + 3.35%, 7.423%, 11/30/29	253	246
iHeartCommunications, FRN, 1M TSFR + 5.78%, 5/1/29 (6)	180	160
Lamar Media, FRN, 1M TSFR + 1.50%, 5.451%, 9/23/32	170	170
Level 3 Financing, FRN, 1M TSFR + 3.25%, 7.166%, 3/29/32	730	731
Lumen Technologies, FRN, 1M TSFR + 6.00%, 9.916%, 6/1/28	81	82
Radiate Holdco, FRN, (1.50% PIK and 1M TSFR + 3.50% cash), 7.53%, 9/25/29 (7)	180	131
Radiate Holdco, FRN, 1M TSFR + 4.00%, 6/26/29 (6)	39	39
Radiate Holdco, FRN, 1M TSFR + 4.00%, 6/26/29 (5)(6)	118	117
Sinclair Television Group, FRN, 3M TSFR + 3.30%, 7.402%, 12/31/29	120	109
Townsquare Media, FRN, 3M TSFR + 5.00%, 8.878%, 2/19/30	163	140
Versant Media Group, FRN, 1M TSFR + 3.50%, 10/23/30 (6)	225	223
ViaSat, FRN, 1M TSFR + 4.50%, 8.53%, 3/2/29	164	163
		4,297
Consumer Cyclical 0.5%
Autokiniton US Holdings, FRN, 1M TSFR + 4.00%, 8.03%, 4/6/28 (6)	389	386
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.166%, 2/6/30	144	142
Clarios Global, FRN, 1M TSFR + 2.75%, 6.666%, 1/28/32	390	391
Delta 2 (LUX), FRN, 3M TSFR + 2.00%, 6.002%, 9/10/31	195	195
EG America, FRN, 3M TSFR + 3.50%, 7.322%, 2/7/28	263	264
EOC Borrower, FRN, 1M TSFR + 3.00%, 6.916%, 3/24/32	239	240
IRB Holding, FRN, 1M TSFR + 2.50%, 6.416%, 12/15/30	227	227
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 8.24%, 8/1/30	121	113
PetSmart, FRN, 1M TSFR + 4.00%, 7.96%, 8/18/32	50	50
TKO Worldwide Holdings, FRN, 3M TSFR + 2.00%, 5.868%, 11/21/31	428	429

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Wand NewCo 3, FRN, 1M TSFR + 2.50%, 6.416%, 1/30/31	280	280
		2,717
Consumer Non-Cyclical 0.5%
Bausch & Lomb, FRN, 1M TSFR + 4.25%, 8.166%, 1/15/31	651	655
Bausch Health, FRN, 1M TSFR + 6.25%, 10.166%, 10/8/30	454	448
LifePoint Health, FRN, 3M TSFR + 3.75%, 7.655%, 5/17/31	352	353
Medline Borrower, FRN, 1M TSFR + 2.00%, 5.916%, 10/23/28	185	185
Medline Borrower, FRN, 1M TSFR + 2.00%, 5.916%, 10/23/30	339	340
Opal Bidco, FRN, 3M TSFR + 3.00%, 6.902%, 4/28/32	655	659
Paradigm Parent, FRN, 3M TSFR + 4.50%, 8.382%, 4/16/32	175	151
Parexel International, FRN, 1M TSFR + 2.25%, 6.166%, 11/15/28	153	154
		2,945
Energy 0.2%
Hilcorp Energy I, FRN, 1M TSFR + 2.00%, 5.959%, 2/11/30	814	814
Prairie ECI Acquiror, FRN, 1M TSFR + 3.75%, 7.666%, 8/1/29	153	154
		968
Health Care 0.0%
Loire Finco Luxembourg, FRN, 1M TSFR + 4.00%, 7.916%, 1/21/30	249	249
		249
Industrial Other 0.1%
Albion Financing 3, FRN, 3M TSFR + 3.00%, 6.868%, 5/21/31	258	260
		260
Technology 1.8%
Applied Systems, FRN, 3M TSFR + 4.50%, 8.502%, 2/23/32	1,081	1,100
Applied Systems, FRN, 3M TSFR + 2.50%, 6.502%, 2/24/31	845	848

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Athenahealth Group, FRN, 1M TSFR + 2.75%, 6.666%, 2/15/29	275	275
Avalara, FRN, 3M TSFR + 2.75%, 6.735%, 3/26/32	524	526
Cloud Software Group, FRN, 3M TSFR + 3.25%, 7.252%, 3/21/31	169	168
Cloud Software Group, FRN, 3M TSFR + 3.25%, 7.252%, 8/13/32	419	418
Delta TopCo, FRN, 1M TSFR + 5.25%, 9.114%, 11/29/30	440	434
Disco Parent, FRN, 3M TSFR + 3.25%, 7.072%, 8/6/32 (2)	165	166
Dye & Durham, FRN, 3M TSFR + 4.25%, 8.352%, 4/11/31	100	90
Ellucian Holdings, FRN, 1M TSFR + 2.75%, 6.666%, 10/9/29	244	244
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.666%, 11/22/32	446	448
Epicor Software, FRN, 1M TSFR + 2.50%, 6.416%, 5/30/31	389	390
Instructure Holdings, FRN, 3M TSFR + 5.00%, 8.841%, 11/12/32	274	274
Instructure Holdings, FRN, 3M TSFR + 2.75%, 6.753%, 11/13/31	269	270
Kaseya, FRN, 1M TSFR + 5.00%, 8.916%, 3/20/33	615	603
McAfee, FRN, 1M TSFR + 3.00%, 6.916%, 3/1/29	252	232
Neptune Bidco US, FRN, 3M TSFR + 5.00%, 9.012%, 4/11/29	337	328
Neptune Bidco US, FRN, 3M TSFR + 9.75%, 13.762%, 10/11/29	54	54
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%, 9.002%, 5/9/33	830	804
QualityTech, FRN, 1M TSFR + 3.50%, 7.506%, 11/4/31	50	50
Sabre GLBL, FRN, 1M TSFR + 6.00%, 10.016%, 11/15/29	193	175
Sandisk, FRN, 3M TSFR + 3.00%, 6.857%, 2/20/32	293	295
UKG, FRN, 3M TSFR + 2.50%, 6.338%, 2/10/31	881	880
X, FRN, 6M TSFR + 6.50%, 10.448%, 10/26/29 (6)	340	331
X, 9.50%, 10/26/29	330	327
		9,730

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Transportation 0.1%
American Airlines, FRN, 3M TSFR + 2.25%, 6.134%, 4/20/28	420	419
Merlin Buyer, FRN, 3M TSFR + 4.00%, 12/14/28 (2)(6)	184	185
		604
Total Industrial		26,105
UTILITY 0.3%
Electric 0.3%
Alpha Generation, FRN, 1M TSFR + 2.00%, 5.916%, 9/30/31	144	144
Cogentrix Finance Holdco I, FRN, 1M TSFR + 2.25%, 6.166%, 2/26/32	161	162
Cornerstone Generation, FRN, 3M TSFR + 3.25%, 7.093%, 8/11/32	300	303
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.353%, 5/17/30	433	434
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.353%, 12/13/31	193	194
Talen Energy Supply, FRN, 1M TSFR + 2.00%, 10/9/32 (6)	195	195
		1,432
Total Utility		1,432
Total Bank Loans (Cost $35,506)		35,406
BOND FUNDS 0.5%
Mutual Funds 0.5%

T. Rowe Price Institutional Floating Rate Fund - Z Class, 7.26% (8)(9)	270	2,537
Total Bond Funds (Cost $2,554)		2,537

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Consumer Cyclical 0.0%
Luxco (10)	1	16
		16
Total Industrial		16
Total Common Stocks (Cost $16)		16
CONVERTIBLE BONDS 0.1%
INDUSTRIAL 0.1%
Communications 0.1%
Cable One, 0.001%, 3/15/26	195	191
Cable One, 1.125%, 3/15/28	180	147
		338
Consumer Cyclical 0.0%
Rivian Automotive, 4.625%, 3/15/29	45	50
		50
Total Industrial		388
Total Convertible Bonds (Cost $392)		388
CONVERTIBLE PREFERRED STOCKS 0.1%
INDUSTRIAL 0.0%
Capital Goods 0.0
Boeing, 6.00%, 10/15/27 (11)	2	140
		140
Total Industrial		140

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
MISCELLANEOUS 0.1%
Miscellaneous 0.1
Acrisure, Series A-2 , Acquisition Date: 5/20/25, Cost $400 (2)(3)(10)	17	400
		400
Total Miscellaneous		400
UTILITY 0.0%
Electric 0.0
Southern, Series A, 7.125%, 12/15/28 (10)	3	166
		166
Total Utility		166
Total Convertible Preferred Stocks (Cost $688)		706
CORPORATE BONDS 20.1%
FINANCIAL INSTITUTIONS 5.4%
Banking 2.0%
American Express, VR, 4.918%, 7/20/33 (12)	245	251
Bank of America, VR, 1.898%, 7/23/31 (12)	150	135
Bank of America, VR, 5.162%, 1/24/31 (12)	795	825
Bank of America, VR, 5.464%, 5/9/36 (12)	425	446
Bank of America, VR, 5.468%, 1/23/35 (12)	477	502
Barclays, VR, 5.367%, 2/25/31 (12)	525	542
Barclays, VR, 5.785%, 2/25/36 (12)	215	227
CaixaBank, VR, 5.581%, 7/3/36 (1)(12)	460	477
CaixaBank, VR, 6.037%, 6/15/35 (1)(12)	1,000	1,069
Citigroup, VR, 4.952%, 5/7/31 (12)	825	846
Citigroup, VR, 5.174%, 9/11/36 (12)	280	286
Citigroup, VR, 5.333%, 3/27/36 (12)	270	278
Ipoteka-Bank ATIB, 6.45%, 10/9/30	530	532
JPMorgan Chase, VR, 4.81%, 10/22/36 (12)	350	351
Morgan Stanley, VR, 5.32%, 7/19/35 (12)	135	140

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
PNC Financial Services Group, VR, 5.373%, 7/21/36 (12)	200	207
Societe Generale, VR, 2.797%, 1/19/28 (1)(12)	325	319
Societe Generale, VR, 5.50%, 4/13/29 (1)(12)	800	819
Societe Generale, VR, 6.691%, 1/10/34 (1)(12)	575	629
Societe Generale, 7.367%, 1/10/53 (1)	510	554
Standard Chartered, VR, 6.301%, 1/9/29 (1)(12)	410	426
Toronto-Dominion Bank, 4.928%, 10/15/35	320	323
Wells Fargo, VR, 2.572%, 2/11/31 (12)	115	108
Wells Fargo, VR, 6.491%, 10/23/34 (12)	410	457
		10,749
Brokerage Asset Managers Exchanges 0.5%
Hightower Holding, 9.125%, 1/31/30 (1)	250	263
Jane Street Group, 7.125%, 4/30/31 (1)	270	284
Jane Street Group / JSG Finance, 6.125%, 11/1/32 (1)	270	275
Jane Street Group / JSG Finance, 6.75%, 5/1/33 (1)	535	558
LPL Holdings, 5.15%, 6/15/30	530	541
LPL Holdings, 5.65%, 3/15/35	165	169
LPL Holdings, 5.75%, 6/15/35	166	170
Osaic Holdings, 6.75%, 8/1/32 (1)	95	98
Osaic Holdings, 8.00%, 8/1/33 (1)	180	184
		2,542
Finance Companies 0.5%
Ares Strategic Income Fund, 5.45%, 9/9/28 (1)	150	151
Blue Owl GP Stakes, 4.88%, 10/30/28, Acquisition Date: 10/9/25, Cost $430 (2)(3)	430	430
Golub Capital Private Credit Fund, 5.875%, 5/1/30	858	867
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1)	400	394
Navient, 7.875%, 6/15/32 (11)	206	212
Navient, 9.375%, 7/25/30	400	440
Navient, 11.50%, 3/15/31	275	306
OneMain Finance, 7.50%, 5/15/31	100	105

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
SLM, 5.625%, 8/1/33	156	140
		3,045
Financial Other 0.6%
Aldar Properties PJSC, VR, 6.623%, 4/15/55 (12)	540	569
Atlas Warehouse Lending, 4.95%, 11/15/30 (1)	250	251
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29 (EUR)	540	598
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34	404	413
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (12)	329	335
HAT Holdings I / HAT Holdings II, 3.75%, 9/15/30 (1)(11)	405	374
HAT Holdings I / HAT Holdings II, 8.00%, 6/15/27 (1)	40	42
Howard Hughes, 5.375%, 8/1/28 (1)	190	189
Inmobiliaria Vesta, 5.50%, 1/30/33 (1)	290	292
		3,063
Insurance 1.3%
Acrisure / Acrisure Finance, 7.50%, 11/6/30 (1)	25	26
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.00%, 1/15/31 (1)	263	274
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.375%, 10/1/32 (1)	625	643
Aspen Insurance Holdings, 5.75%, 7/1/30	255	266
Centene, 4.625%, 12/15/29	805	774
Five Corners Funding Trust II, 2.85%, 5/15/30 (1)	200	188
Fortitude Group Holdings, 6.25%, 4/1/30 (1)	420	435
GA Global Funding Trust, 5.50%, 4/1/32 (1)	700	713
Health Care Service, 5.875%, 6/15/54 (1)	565	551
HUB International, 7.25%, 6/15/30 (1)	435	455
HUB International, 7.375%, 1/31/32 (1)	425	441
Jones DesLauriers Insurance Management, 6.875%, 10/1/33 (1)	455	444
Jones DesLauriers Insurance Management, 7.25%, 10/1/33 (CAD) (1)	330	236

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Jones DesLauriers Insurance Management, 8.50%, 3/15/30 (1)	160	167
Molina Healthcare, 6.25%, 1/15/33 (1)	175	175
Molina Healthcare, 6.50%, 2/15/31 (1)	95	97
Panther Escrow Issuer, 7.125%, 6/1/31 (1)	270	279
Reinsurance Group of America, 6.00%, 9/15/33	243	260
UnitedHealth Group, 5.30%, 6/15/35 (11)	265	275
UnitedHealth Group, 5.95%, 6/15/55	150	157
USI, 7.50%, 1/15/32 (1)	330	343
		7,199
Real Estate Investment Trusts 0.5%
Alexandria Real Estate Equities, 2.00%, 5/18/32	104	88
Alexandria Real Estate Equities, 5.25%, 5/15/36	95	94
Alexandria Real Estate Equities, 5.50%, 10/1/35	165	168
Brixmor Operating Partnership, 4.85%, 2/15/33	85	85
Brixmor Operating Partnership, 5.20%, 4/1/32	225	231
Cofinimmo, 0.875%, 12/2/30 (EUR)	300	309
FIBRA Prologis, 5.50%, 11/26/35 (1)	230	229
Kite Realty Group, 4.95%, 12/15/31	441	447
MPT Operating Partnership / MPT Finance, 0.993%, 10/15/26 (EUR)	165	182
MPT Operating Partnership / MPT Finance, 8.50%, 2/15/32 (1)	195	205
Realty Income, 5.125%, 4/15/35	155	158
Service Properties Trust, 0.001%, 9/30/27 (1)	180	160
Service Properties Trust, 8.625%, 11/15/31 (1)	480	505
Service Properties Trust, 8.875%, 6/15/32	124	119
		2,980
Total Financial Institutions		29,578
INDUSTRIAL 12.5%
Basic Industry 0.5%
Arsenal AIC Parent, 11.50%, 10/1/31 (1)	160	176
Celanese US Holdings, 6.879%, 7/15/32	160	163

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
GC Treasury Center, VR, 6.50% (1)(12)(13)	200	201
GC Treasury Center, VR, 7.125% (1)(12)(13)	200	204
IMCD, 3.625%, 4/30/30 (EUR)	500	582
South32 Treasury, 4.35%, 4/14/32 (1)	1,221	1,186
		2,512
Capital Goods 0.7%
Axon Enterprise, 6.125%, 3/15/30 (1)	140	145
Axon Enterprise, 6.25%, 3/15/33 (1)	165	171
Boeing, 3.75%, 2/1/50	142	106
Boeing, 6.858%, 5/1/54	952	1,084
Holcim Finance US, 4.70%, 4/7/28 (1)	205	206
Holcim Finance US, 4.95%, 4/7/30 (1)	240	245
Quikrete Holdings, 6.375%, 3/1/32 (1)	145	151
Quikrete Holdings, 6.75%, 3/1/33 (1)	150	156
Regal Rexnord, 6.05%, 4/15/28	40	41
Regal Rexnord, 6.30%, 2/15/30	580	616
TransDigm, 6.75%, 1/31/34 (1)	155	162
TransDigm, 6.875%, 12/15/30 (1)	125	130
TransDigm, 7.125%, 12/1/31 (1)	370	388
		3,601
Communications 2.6%
Altice France, 6.875%, 7/15/32, Acquisition Date: 10/1/25, Cost $144 (1)(3)	154	150
AT&T, 4.55%, 11/1/32	335	335
Axian Telecom Holding & Management, 7.25%, 7/11/30 (1)(11)	270	272
Beignet Investor, 6.581%, 5/30/49 (1)	750	806
CCO Holdings, 4.25%, 2/1/31 (1)	155	142
CCO Holdings, 4.50%, 6/1/33 (1)	300	264
CCO Holdings, 7.375%, 3/1/31 (1)	340	347
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (1)	105	109
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(11)	163	161

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (1)	80	84
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1)(11)	160	160
CMG Media, 8.875%, 6/18/29 (1)(11)	345	285
Connect Finco / Connect US Finco, 9.00%, 9/15/29 (1)	200	212
CSC Holdings, 5.50%, 4/15/27 (1)	200	172
CSC Holdings, 11.25%, 5/15/28 (1)(11)	200	155
CSC Holdings, 11.75%, 1/31/29 (1)	200	140
DirecTV Financing, 10.00%, 2/15/31 (1)	170	169
Directv Financing, A1, 8.875%, 2/1/30 (1)	135	133
DISH DBS, 5.25%, 12/1/26 (1)	320	312
DISH DBS, 5.75%, 12/1/28 (1)	195	188
DISH DBS, 7.375%, 7/1/28	180	167
EchoStar, 10.75%, 11/30/29	764	843
EW Scripps, 9.875%, 8/15/30 (1)	335	336
Gray Media, 9.625%, 7/15/32 (1)	270	279
Infrastrutture Wireless Italiane, 3.75%, 4/1/30 (EUR)	655	770
Level 3 Financing, 4.50%, 4/1/30 (1)	170	157
Level 3 Financing, 6.875%, 6/30/33 (1)	135	138
Level 3 Financing, 7.00%, 3/31/34 (1)	440	451
Meta Platforms, 5.50%, 11/15/45	455	453
Meta Platforms, 5.625%, 11/15/55	1,090	1,082
Meta Platforms, 5.75%, 11/15/65	435	431
Midas Opco Holdings, 5.625%, 8/15/29 (1)	175	170
NTT Finance, 5.171%, 7/16/32 (1)	200	206
NTT Finance, 5.502%, 7/16/35 (1)	310	324
SBA Tower Trust, 4.831%, 10/15/29 (1)	505	508
SES, VR, 5.50%, 9/12/54 (EUR) (12)	460	517
Sirius XM Radio, 4.00%, 7/15/28 (1)	5	5
Time Warner Cable, 6.55%, 5/1/37	740	755
T-Mobile USA, 4.625%, 1/15/33	820	819
Univision Communications, 8.50%, 7/31/31 (1)	115	118
Univision Communications, 9.375%, 8/1/32 (1)	120	127
VEON Holdings, 3.375%, 11/25/27	610	575

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Verizon Communications, 5.875%, 11/30/55	175	175
Viasat, 7.50%, 5/30/31 (1)	105	99
Warnermedia Holdings, 5.05%, 3/15/42	335	267
		14,368
Consumer Cyclical 1.6%
Advance Auto Parts, 7.00%, 8/1/30 (1)	225	229
Advance Auto Parts, 7.375%, 8/1/33 (1)	211	215
Aptiv Swiss Holdings, 3.10%, 12/1/51 (11)	830	542
Carvana, 14.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00% Cash to maturity) (1)(7)	394	443
CBRE Services, 4.80%, 6/15/30	265	269
Clarios Global / Clarios US Finance, 6.75%, 2/15/30 (1)	145	150
eG Global Finance, 12.00%, 11/30/28 (1)	200	218
Ferrari, 3.625%, 5/21/30 (EUR)	230	273
Flutter Treasury DAC, 5.875%, 6/4/31 (1)	245	247
Ford Motor Credit, 5.73%, 9/5/30	270	274
Ford Motor Credit, 5.918%, 3/20/28	595	608
General Motors Financial, 4.20%, 10/27/28 (11)	230	230
General Motors Financial, 6.40%, 1/9/33	154	166
GLP Capital / GLP Financing II, 5.25%, 2/15/33	550	550
Hyundai Capital America, 5.40%, 1/8/31 (1)	150	155
L Brands, 6.625%, 10/1/30 (1)	47	48
Lowe's Cos, 4.25%, 4/1/52	174	139
Lowe's Cos, 5.625%, 4/15/53 (11)	90	89
Magna International, 5.875%, 6/1/35	75	80
Match Group Holdings II, 6.125%, 9/15/33 (1)	234	236
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $335 (2)(3)	335	335
Nissan Motor, 7.50%, 7/17/30 (1)	215	224
Nissan Motor Acceptance, 5.625%, 9/29/28 (1)	67	67
Nissan Motor Acceptance, 6.125%, 9/30/30 (1)	275	273
Ontario Gaming GTA, 8.00%, 8/1/30 (1)	115	113
PetSmart / PetSmart Finance, 7.50%, 9/15/32 (1)	250	252

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Rentokil Terminix Funding, 5.00%, 4/28/30 (1)	850	867
Rivian Holdings / Rivian / Rivian Automotive, 10.00%, 1/15/31 (1)(11)	645	613
Six Flags Entertainment / Canada's Wonderland / Magnum Management, 6.50%, 10/1/28	225	218
Volkswagen Group of America Finance, 4.55%, 9/11/28 (1)	205	206
Voyager Parent, 9.25%, 7/1/32 (1)	225	238
Wand NewCo 3, 7.625%, 1/30/32 (1)	140	147
Yum! Brands, 5.375%, 4/1/32	100	101
		8,815
Consumer Non-Cyclical 2.4%
1261229 BC, 10.00%, 4/15/32 (1)	440	454
AbbVie, 5.40%, 3/15/54	765	761
BAT Capital, 5.35%, 8/15/32	320	332
Bayer US Finance II, 4.70%, 7/15/64 (1)	349	265
Bon Secours Mercy Health, 3.464%, 6/1/30	200	195
CHS / Community Health Systems, 10.875%, 1/15/32 (1)	380	409
Cigna Group, 4.50%, 9/15/30	160	161
Cigna Group, 6.00%, 1/15/56	220	229
CommonSpirit Health, 2.782%, 10/1/30	48	45
CVS Health, 5.625%, 2/21/53	630	602
CVS Health, VR, 6.75%, 12/10/54 (12)	738	762
CVS Health, VR, 7.00%, 3/10/55 (12)	176	184
Galderma Finance Europe, 3.50%, 3/20/30 (EUR)	230	270
Health & Happiness H&H International Holdings, 9.125%, 7/24/28	850	899
Icon Investments Six DAC, 5.849%, 5/8/29	800	835
Icon Investments Six DAC, 6.00%, 5/8/34	800	845
Imperial Brands Finance, 5.625%, 7/1/35 (1)	530	546
Imperial Brands Finance, 6.375%, 7/1/55 (1)	300	310
Kraft Heinz Foods, 5.00%, 6/4/42	173	160
LifePoint Health, 10.00%, 6/1/32 (1)(11)	538	568
LifePoint Health, 11.00%, 10/15/30 (1)	495	543

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Mars, 5.20%, 3/1/35 (1)	420	434
Mars, 5.65%, 5/1/45 (1)	300	306
Medline Borrower, 6.25%, 4/1/29 (1)	165	170
Newell Brands, 6.625%, 5/15/32 (11)	115	109
Newell Brands, 8.50%, 6/1/28 (1)	139	144
Organon / Organon Foreign Debt Co-Issuer, 5.125%, 4/30/31 (1)	200	166
Paradigm Parent & Paradigm Parent Co-Issuer, 8.75%, 4/17/32 (1)	165	155
Solventum, 5.45%, 3/13/31	655	683
Solventum, 5.90%, 4/30/54	434	444
Star Parent, 9.00%, 10/1/30 (1)	160	171
Sutter Health, Series 2025, 5.213%, 8/15/32	125	130
Sutter Health, Series 2025, 5.537%, 8/15/35	390	413
Tenet Healthcare, 6.00%, 11/15/33 (1)	60	62
Tenet Healthcare, 6.875%, 11/15/31	125	136
Wolfspeed, 13.875%, 6/23/30, (9.88% Cash or 4.00% PIK) (1)(7)	141	154
		13,052
Energy 2.4%
Aethon III BR, 10.41%, 1/10/27, Acquisition Date: 9/5/25, Cost $328 (2)(3)	330	328
Breakwater Energy Holdings, 9.25%, 11/15/30 (1)	250	259
Civitas Resources, 8.375%, 7/1/28 (1)	165	170
Civitas Resources, 9.625%, 6/15/33 (1)	375	404
Comstock Resources, 6.75%, 3/1/29 (1)	230	229
Crescent Energy Finance, 7.375%, 1/15/33 (1)	410	388
Crescent Energy Finance, 7.625%, 4/1/32 (1)	160	156
Diamondback Energy, 5.40%, 4/18/34	425	435
Diamondback Energy, 5.75%, 4/18/54	864	830
FS Luxembourg, 8.875%, 2/12/31 (1)	400	414
Harbour Energy, 6.327%, 4/1/35 (1)	655	671
Hilcorp Energy, 8.375%, 11/1/33 (1)	425	436
Hilcorp Energy I / Hilcorp Finance, 7.25%, 2/15/35 (1)	160	152

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Matador Resources, 6.25%, 4/15/33 (1)	165	164
MPLX, 5.00%, 1/15/33	330	331
MPLX, 6.20%, 9/15/55	255	256
NGL Energy Operating / NGL Energy Finance, 8.375%, 2/15/32 (1)	175	181
Occidental Petroleum, 6.05%, 10/1/54	910	879
Occidental Petroleum, 6.20%, 3/15/40	366	375
Occidental Petroleum, 8.875%, 7/15/30	525	607
Permian Resources Operating, 6.25%, 2/1/33 (1)	160	163
Permian Resources Operating, 9.875%, 7/15/31 (1)	108	116
Prairie Acquiror, 9.00%, 8/1/29 (1)	190	195
Raizen Fuels Finance, 6.45%, 3/5/34 (1)(11)	540	462
Range Resources, 4.75%, 2/15/30 (1)	95	93
Sunoco, 7.25%, 5/1/32 (1)	140	148
Tallgrass Energy Partners, 7.375%, 2/15/29 (1)	140	145
Targa Resources, 5.55%, 8/15/35	1,220	1,250
Targa Resources Partners / Targa Resources Partners Finance, 5.50%, 3/1/30	42	43
Transcontinental Gas Pipe Line, 5.10%, 3/15/36 (1)	305	310
Transocean, 7.875%, 10/15/32 (1)	50	52
Transocean, 8.25%, 5/15/29 (1)	85	86
Transocean, 8.75%, 2/15/30 (1)	209	217
Transocean Aquila, 8.00%, 9/30/28 (1)	61	63
Venture Global LNG, VR, 9.00% (1)(12)(13)	550	468
Venture Global LNG, 9.50%, 2/1/29 (1)	245	258
Venture Global LNG, 9.875%, 2/1/32 (1)	15	16
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1)	240	247
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (1)	260	270
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1)	150	163
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1)	400	445
Vital Energy, 9.75%, 10/15/30	155	161
		13,036

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Industrial Other 0.1%
Albion Financing 1 / Aggreko Holdings, 7.00%, 5/21/30 (1)	200	207
Booz Allen Hamilton, 5.95%, 4/15/35 (11)	425	441
		648
Technology 2.1%
Alphabet, 4.70%, 11/15/35	615	624
Broadcom, 4.55%, 2/15/32	350	354
Broadcom, 4.80%, 2/15/36	535	536
Cloud Software Group, 8.25%, 6/30/32 (1)	195	206
Cloud Software Group, 9.00%, 9/30/29 (1)	525	542
Dye & Durham, 8.625%, 4/15/29 (1)(11)	180	165
Fiserv, 4.55%, 2/15/31	1,385	1,369
Foundry JV Holdco, 6.10%, 1/25/36 (1)	200	212
Foundry JV Holdco, 6.20%, 1/25/37 (1)	200	213
Foundry JV Holdco, 6.25%, 1/25/35 (1)	200	215
Foundry JV Holdco, 6.40%, 1/25/38 (1)	240	258
JSC Kaspi.kz, 6.25%, 3/26/30 (1)	805	830
Marvell Technology, 5.45%, 7/15/35 (11)	600	619
McAfee, 7.375%, 2/15/30 (1)	285	249
Minerva Merger, 6.50%, 2/15/30 (1)	240	237
Motorola Solutions, 5.40%, 4/15/34	150	155
Neptune Bidco, 9.29%, 4/15/29 (1)	300	298
Neptune Bidco, 10.375%, 5/15/31 (1)	540	546
Oracle, 5.20%, 9/26/35	580	567
Oracle, 5.95%, 9/26/55 (11)	1,046	971
Paychex, 5.60%, 4/15/35	200	210
Sabre GLBL, 10.75%, 11/15/29 (1)	80	70
Sabre GLBL, 11.125%, 7/15/30 (1)	103	89
Stripe, Series A, 5.04%, 9/26/30, Acquisition Date: 9/16/25, Cost $570 (2)(3)	570	570
Synopsys, 5.70%, 4/1/55	400	400
UKG, 6.875%, 2/1/31 (1)	210	216

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
WULF Compute, 7.75%, 10/15/30 (1)	420	434
X.AI / X.AI Co Issuer, 12.50%, 6/30/30	67	70
		11,225
Transportation 0.1%
Avis Budget Car Rental / Avis Budget Finance, 8.25%, 1/15/30 (1)(11)	145	149
Heathrow Funding, 1.875%, 3/14/36 (EUR)	459	463
Heathrow Funding, 3.875%, 1/16/38 (EUR)	100	115
		727
Total Industrial		67,984
UTILITY 2.2%
Electric 1.9%
AES, 5.80%, 3/15/32	680	698
AES Andes, 6.25%, 3/14/32 (1)	270	281
Alpha Generation, 6.75%, 10/15/32 (1)	230	236
CFE Fibra E, 5.875%, 9/23/40 (1)	200	201
Chile Electricity Lux Mpc II, 5.58%, 10/20/35 (1)	196	201
CHPE, 5.65%, 9/30/35, Acquisition Date: 8/22/25, Cost $200 (2)(3)	200	200
Edison International, Series A, VR, 5.375% (12)(13)	13	13
Enel Finance International, 5.00%, 9/30/35 (1)	425	424
FirstEnergy, 2.25%, 9/1/30	74	67
FirstEnergy, 2.65%, 3/1/30	390	362
FirstEnergy Transmission, 5.00%, 1/15/35	150	150
Jersey Central Power & Light, 5.15%, 1/15/36 (1)	330	335
Kentucky Utilities, 5.85%, 8/15/55	60	61
Louisville Gas & Electric, 5.85%, 8/15/55	60	61
Niagara Mohawk Power, 4.647%, 10/3/30 (1)	355	357
Niagara Mohawk Power, 5.996%, 7/3/55 (1)	538	554
NRG Energy, 6.00%, 1/15/36 (1)	245	248
Pacific Gas and Electric, 3.50%, 8/1/50	213	146
Pacific Gas and Electric, 4.95%, 7/1/50	205	177

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Pacific Gas and Electric, 5.05%, 10/15/32	580	584
Pacific Gas and Electric, 5.90%, 10/1/54	134	131
PG&E, VR, 7.375%, 3/15/55 (12)	164	170
PSEG Power, 5.20%, 5/15/30 (1)	66	68
Public Service Co of Oklahoma, 5.45%, 1/15/36	695	717
Talen Energy Supply, 6.25%, 2/1/34 (1)	270	275
Talen Energy Supply, 6.50%, 2/1/36 (1)	270	278
Talen Energy Supply, 8.625%, 6/1/30 (1)	275	291
Vistra, VR, 8.00% (1)(12)(13)	259	264
Vistra, VR, 8.875% (1)(12)(13)	1,520	1,676
Vistra Operations, 5.70%, 12/30/34 (1)	16	16
Vistra Operations, 6.95%, 10/15/33 (1)	490	546
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (1)	405	411
		10,199
Natural Gas 0.3%
APA Infrastructure, 5.125%, 9/16/34 (1)	115	117
APA Infrastructure, 5.75%, 9/16/44 (1)	225	228
Engie, 5.625%, 4/10/34 (1)(11)	800	841
Southern California Gas, 5.45%, 6/15/35	265	277
		1,463
Total Utility		11,662
Total Corporate Bonds (Cost $107,180)		109,224
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 4.8%
Owned No Guarantee 0.5%
Petroleos Mexicanos, 8.75%, 6/2/29	1,090	1,166
Petroleos Mexicanos, 10.00%, 2/7/33 (11)	1,220	1,408
		2,574
Sovereign 4.3%
Argentina Republic Government International Bonds, 5.00%, 7/9/35	485	346

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Argentina Republic Government International Bonds, 1.00%, 7/9/29	704	612
Barbados Government International Bonds, 8.00%, 6/26/35 (1)	200	210
Brazilian Government International Bonds, 5.50%, 11/6/30	1,400	1,433
Brazilian Government International Bonds, 7.25%, 1/12/56	840	839
Bulgaria Government International Bonds, 4.125%, 5/7/38 (EUR)	710	844
Colombian TES, 6.25%, 7/9/36 (COP)	22,057,000	3,765
Dominican Republic International Bonds, 5.875%, 10/28/35 (1)	250	249
Eagle Funding Luxco, 5.50%, 8/17/30 (1)	590	600
Hungary Government Bonds, 7.00%, 10/24/35 (HUF)	2,407,800	7,313
Israel Government International Bonds, 5.50%, 3/12/34	583	606
Israel Government International Bonds, 5.625%, 2/19/35	707	740
Ivory Coast Government International Bonds, 8.075%, 4/1/36 (1)	885	916
Kuwait International Government Bonds, 4.652%, 10/9/35 (1)	380	380
Mexico Government International Bonds, 5.375%, 3/22/33	500	500
Montenegro Government International Bonds, 7.25%, 3/12/31	480	515
Montenegro Government International Bonds, 7.25%, 3/12/31 (1)	1,345	1,442
Romania Government International Bonds, 5.375%, 6/7/33 (EUR) (1)	300	354
Romanian Government International Bonds, 5.75%, 9/16/30 (1)	990	1,015
Romanian Government International Bonds, 6.625%, 5/16/36 (1)	828	853
		23,532
Total Foreign Government Obligations & Municipalities (Cost $25,534)		26,106
MUNICIPAL SECURITIES 0.3%
Puerto Rico 0.3%
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/27	4	4

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	4	4
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/33	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	3	3
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/37	3	2
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/41	3	3
Puerto Rico Commonwealth, Series A, GO, 0.001%, 7/1/33	4	3
Puerto Rico Commonwealth, Series CW, GO, 0.001%, 11/1/43 (14)	2,413	1,545
		1,567
Texas 0.0%
Port Beaumont Navigation District, Series B, 10.00%, 7/1/26 (1)	135	135
		135
Total Municipal Securities (Cost $1,584)		1,702
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 8.0%
Collateralized Mortgage Obligations 5.0%
Angel Oak Mortgage Trust, Series 2021-1, Class A3, CMO, ARM, 1.217%, 1/25/66 (1)	117	105
Angel Oak Mortgage Trust, Series 2022-2, Class A1, CMO, ARM, 3.353%, 1/25/67 (1)	207	199
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	232	231
Angel Oak Mortgage Trust, Series 2023-6, Class A2, CMO, ARM, 6.50%, 12/25/67 (1)	80	81
Angel Oak Mortgage Trust, Series 2025-3, Class A1, CMO, ARM, 5.42%, 3/25/70 (1)	614	618
Bayview Opportunity Master Fund VI Trust, Series 2021-6, Class A5, CMO, ARM, 2.50%, 10/25/51 (1)	449	404
Bayview Opportunity Master Funding, Series 2020-1, Class A3, CMO, ARM, 3.285%, 5/28/50 (1)	100	89
Chase Home Lending Mortgage Trust, Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1)	23	21
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1)	80	70

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO, ARM, 5.48%, 8/25/70 (1)	598	605
COLT Mortgage Loan Trust, Series 2025-INV2, Class A3, CMO, ARM, 5.954%, 2/25/70 (1)	513	518
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1M1, CMO, ARM, FRN, SOFR30A + 1.10%, 5.172%, 1/25/45 (1)	725	725
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, CMO, ARM, FRN, SOFR30A + 1.00%, 5.072%, 2/25/45 (1)	1,315	1,317
Cross Mortgage Trust, Series 2024-H6, Class A1, CMO, ARM, 5.129%, 9/25/69 (1)	191	191
Cross Mortgage Trust, Series 2025-H4, Class A1, CMO, ARM, 5.596%, 6/25/70 (1)	2,170	2,185
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO, ARM, 5.509%, 7/25/70 (1)	358	360
Deephaven Residential Mortgage Trust, Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1)	42	37
EFMT, Series 2024-INV2, Class A1, CMO, ARM, 5.035%, 10/25/69 (1)	826	827
EFMT, Series 2024-INV2, Class A2, CMO, ARM, 5.289%, 10/25/69 (1)	87	88
EFMT, Series 2025-INV1, Class A1, CMO, ARM, 5.626%, 3/25/70 (1)	148	150
EFMT, Series 2025-INV2, Class A1, CMO, ARM, 5.387%, 5/26/70 (1)	269	270
EFMT, Series 2025-NQM3, Class A1, CMO, ARM, 5.494%, 8/25/70 (1)	1,323	1,331
Ellington Financial Mortgage Trust, Series 2021-2, Class A3, CMO, ARM, 1.291%, 6/25/66 (1)	1,950	1,679
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	200	143
Freddie Mac STACR REMIC Trust, Series 2025-DNA3, Class M1, CMO, ARM, FRN, SOFR30A + 1.10%, 5.172%, 9/25/45 (1)	475	474
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class A1, CMO, ARM, FRN, SOFR30A + 0.95%, 5.022%, 2/25/45 (1)	134	135

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class M1, CMO, ARM, FRN, SOFR30A + 1.15%, 5.222%, 2/25/45 (1)	564	564
GCAT Trust, Series 2025-NQM1, Class A1, CMO, ARM, 5.373%, 11/25/69 (1)	403	404
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1)	383	321
HOMES Trust, Series 2024-AFC1, Class A1, CMO, ARM, 5.224%, 8/25/59 (1)	242	242
HOMES Trust, Series 2025-NQM2, Class A1, CMO, ARM, 5.425%, 2/25/70 (1)	338	339
JP Morgan Mortgage Trust, Series 2016-3, Class B3, CMO, ARM, 3.305%, 10/25/46 (1)	58	56
JP Morgan Mortgage Trust, Series 2017-2, Class B5, CMO, ARM, 3.652%, 5/25/47 (1)	313	285
JP Morgan Mortgage Trust, Series 2017-5, Class B2, CMO, ARM, 4.828%, 10/26/48 (1)	167	166
JP Morgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM, 3.571%, 12/25/50 (1)	174	156
JP Morgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO, ARM, 3.224%, 6/25/50 (1)	172	152
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	164	166
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1)	1,265	1,274
MFA Trust, Series 2022-INV2, Class A1, CMO, ARM, 4.95%, 7/25/57 (1)	307	306
MFA Trust, Series 2023-INV2, Class A2, CMO, ARM, 7.177%, 10/25/58 (1)	78	78
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1)	112	113
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1)	306	308
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, ARM, 5.402%, 4/25/60 (1)	710	714
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%, 5/25/60 (1)	19	17
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%, 1/25/60 (1)	144	128

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
OBX Trust, Series 2024-HYB1, Class A1, CMO, ARM, 3.631%, 3/25/53 (1)	144	144
OBX Trust, Series 2025-NQM14, Class A1B, CMO, ARM, 5.162%, 7/25/65 (1)	818	824
OBX Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.603%, 3/25/65 (1)	1,224	1,236
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, CMO, ARM, 5.49%, 11/25/44 (1)	167	168
RCKT Mortgage Trust, Series 2025-CES3, Class A1A, CMO, ARM, 5.553%, 3/25/55 (1)	1,188	1,199
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A1, CMO, ARM, 5.732%, 2/25/65 (1)	553	558
Sequoia Mortgage Trust, Series 2019-5, Class B3, CMO, ARM, 3.706%, 12/25/49 (1)	401	371
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO, ARM, 4.483%, 11/25/63 (1)	213	214
Towd Point Mortgage Trust, Series 2024-3, Class A1B, CMO, ARM, 5.005%, 7/25/65 (1)	75	76
Towd Point Mortgage Trust, Series 2024-5, Class A1B, CMO, ARM, 4.601%, 10/25/64 (1)	1,202	1,202
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO, ARM, 4.788%, 6/25/65 (1)	514	518
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO, ARM, 4.788%, 6/25/65 (1)	259	260
Verus Securitization Trust, Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1)	83	76
Verus Securitization Trust, Series 2021-R3, Class A1, CMO, ARM, 1.02%, 4/25/64 (1)	25	24
Verus Securitization Trust, Series 2023-1, Class A1, CMO, ARM, 5.85%, 12/25/67 (1)	62	62
Verus Securitization Trust, Series 2025-2, Class A1, CMO, ARM, 5.307%, 3/25/70 (1)	588	590
Verus Securitization Trust, Series 2025-INV1, Class A3, CMO, ARM, 5.953%, 2/25/70 (1)	250	253
Vista Point Securitization Trust, Series 2020-1, Class B1, CMO, ARM, 5.375%, 3/25/65 (1)	580	581
Vista Point Securitization Trust, Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1)	12	12
		27,010

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
Commercial Mortgage-Backed Securities 3.0%
Bank, Series 2024-BNK47, Class A5, ARM, 5.716%, 6/15/57	254	273
Bank5, Series 2024-5YR10, Class AS, ARM, 5.637%, 10/15/57	1,155	1,193
Bank5, Series 2024-5YR10, Class A3, ARM, 5.302%, 10/15/57	1,270	1,313
Bank5, Series 2024-5YR12, Class AS, ARM, 6.122%, 12/15/57	315	331
Bank5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57	965	1,021
Benchmark Mortgage Trust, Series 2019-B12, Class A5, ARM, 3.116%, 8/15/52	635	610
Benchmark Mortgage Trust, Series 2019-B13, Class A4, ARM, 2.952%, 8/15/57	640	609
Benchmark Mortgage Trust, Series 2024-V5, Class AM, ARM, 6.417%, 1/10/57	767	801
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228%, 5/15/56	255	270
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class C, ARM, 5.633%, 10/10/42 (1)	220	222
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364%, 2/15/57	960	1,010
BSREP Commercial Mortgage Trust, Series 2021-DC, Class C, FRN, 1M TSFR + 1.66%, 5.623%, 8/15/38 (1)	132	112
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, ARM, FRN, 1M TSFR + 1.64%, 5.601%, 12/15/39 (1)	88	88
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A, FRN, 1M TSFR + 1.64%, 5.60%, 5/15/41 (1)	106	106
BX Commercial Mortgage Trust, Series 2024-MDHS, Class B, FRN, 1M TSFR + 1.84%, 5.80%, 5/15/41 (1)	106	106
BX Commercial Mortgage Trust, Series 2024-SLCT, Class B, ARM, FRN, 1M TSFR + 1.79%, 5.752%, 1/15/42 (1)	100	100
BX Commercial Mortgage Trust, Series 2024-SLCT, Class C, ARM, FRN, 1M TSFR + 2.39%, 6.351%, 1/15/42 (1)	165	165

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
BX Trust, Series 2025-ROIC, Class B, ARM, FRN, 1M TSFR + 1.39%, 5.352%, 3/15/30 (1)	837	835
BX Trust, Series 2025-TAIL, Class A, ARM, FRN, 1M TSFR + 1.40%, 5.359%, 6/15/35 (1)	190	190
BX Trust, Series 2025-VOLT, Class A, ARM, FRN, 1M TSFR + 1.70%, 5.70%, 12/15/44 (1)	615	615
BX Trust, Series 2025-VOLT, Class B, ARM, FRN, 1M TSFR + 2.10%, 6.10%, 12/15/44 (1)	460	461
CENT Trust, Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1)	645	656
Commercial Mortgage Trust, Series 2016-CR28, Class B, ARM, 4.731%, 2/10/49	40	39
CONE Trust, Series 2024-DFW1, Class A, ARM, FRN, 1M TSFR + 1.64%, 5.601%, 8/15/41 (1)	120	120
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, ARM, 3.09%, 1/15/49	100	99
CSAIL Commercial Mortgage Trust, Series 2019-C18, Class C, ARM, 4.04%, 12/15/52	145	135
Extended Stay America Trust, Series 2025-ESH, Class C, ARM, FRN, 1M TSFR + 1.85%, 5.809%, 10/15/42 (1)	325	326
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class B, FRN, 1M TSFR + 1.94%, 5.90%, 5/15/37 (1)	140	140
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class B, ARM, 5.95%, 1/13/40 (1)	730	758
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, ARM, FRN, 1M TSFR + 1.84%, 5.80%, 9/15/41 (1)	240	240
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class C, ARM, 3.951%, 3/15/32 (1)	100	91
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, ARM, 6.014%, 12/15/56	550	599
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class B1, 2.41%, 10/20/61 (1)	100	68
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1, ARM, 3.93%, 1/12/60 (1)	1,840	1,321
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2, ARM, 4.40%, 1/12/60 (1)	1,690	1,211
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, FRN, 1M TSFR + 1.74%, 5.70%, 5/15/39 (1)	100	100

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
VNDO Trust, Series 2016-350P, Class D, ARM, 4.033%, 1/10/35 (1)	105	103
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1)	100	100
		16,537
Residential Mortgage 0.0%
Finance of America HECM Buyout, Series 2024-HB1, Class A1A, 4.00%, 10/1/34 (1)	12	12
Total Non-U.S. Government Mortgage-Backed Securities (Cost $43,116)		43,559
PREFERRED STOCKS 0.0%
FINANCIAL INSTITUTIONS 0.0%
Insurance 0.0
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $246 (2)(3)(10)	—	251
		251
Total Financial Institutions		251
Total Preferred Stocks (Cost $246)		251
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 24.2%
U.S. Government Agency Obligations 19.4%
Federal Home Loan Mortgage
1.50%, 4/1/41	52	44
2.00%, 3/1/42 - 4/1/52	11,244	5,730
2.50%, 10/1/36 - 4/1/52	18,151	10,865
3.00%, 1/1/33 - 6/1/52	3,649	3,303
3.50%, 10/1/47 - 6/1/52	1,611	1,513
4.00%, 11/1/37 - 10/1/52	779	753
4.50%, 11/1/52 - 10/1/53	862	845
5.00%, 11/1/52 - 10/1/55	4,339	4,354
5.50%, 8/1/53 - 10/1/55	6,526	6,654

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
6.00%, 2/1/53 - 8/1/55	8,516	8,771
6.50%, 9/1/54 - 9/1/55	2,509	2,611
Federal National Mortgage Assn.
1.50%, 3/1/36 - 1/1/42	877	788
2.00%, 9/1/36 - 4/1/52	23,401	13,406
2.50%, 3/1/37 - 1/1/54	11,081	4,295
3.00%, 12/1/32 - 9/1/52	3,817	3,513
3.50%, 5/1/35 - 8/1/53	4,408	4,123
4.00%, 11/1/37 - 6/1/53	3,967	3,813
4.50%, 11/1/48 - 2/1/54	2,397	2,361
5.00%, 11/1/44 - 12/1/54	1,414	1,421
5.50%, 7/1/53 - 11/1/55	4,757	4,843
6.00%, 12/1/52 - 7/1/55	1,644	1,699
6.50%, 1/1/53 - 8/1/55	1,730	1,798
UMBS, TBA (15)
2.00%, 12/16/40 - 12/13/53	7,100	5,971
2.50%, 12/11/55	4,870	4,143
3.00%, 12/11/55	2,265	2,011
3.50%, 12/11/55	2,770	2,562
4.00%, 12/11/55	1,775	1,690
4.50%, 12/11/55	615	602
5.00%, 12/11/55	980	978
		105,460
U.S. Government Obligations 4.8%
Government National Mortgage Assn.
2.00%, 12/20/50 - 3/20/52	6,589	4,194
2.50%, 8/20/50 - 3/20/52	11,337	4,376
3.00%, 11/20/46 - 6/20/52	3,457	3,121
3.50%, 3/20/46 - 10/20/50	1,585	1,477
4.00%, 6/20/47 - 10/20/52	2,269	2,169
4.50%, 6/20/47 - 7/20/53	1,842	1,811
5.00%, 8/20/47 - 12/20/54	1,718	1,725
5.50%, 4/20/48	30	31

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
6.00%, 9/20/52 - 12/20/52	427	440
Government National Mortgage Assn., TBA (15)
4.50%, 12/18/55	2,390	2,337
5.00%, 12/18/55	1,685	1,683
5.50%, 12/18/55	2,200	2,222
6.00%, 12/15/54	395	403
		25,989
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $129,010)		131,449
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 24.1%
U.S. Treasury Obligations 24.1%
U.S. Treasury Bonds, 1.125%, 5/15/40 (16)	395	255
U.S. Treasury Bonds, 1.75%, 8/15/41	190	131
U.S. Treasury Bonds, 2.00%, 8/15/51	1,420	841
U.S. Treasury Bonds, 2.375%, 2/15/42	80	60
U.S. Treasury Bonds, 3.25%, 5/15/42 (16)	130	110
U.S. Treasury Bonds, 3.625%, 2/15/53	30	25
U.S. Treasury Bonds, 3.625%, 5/15/53	640	533
U.S. Treasury Bonds, 3.875%, 2/15/43	115	106
U.S. Treasury Bonds, 3.875%, 5/15/43	2,020	1,850
U.S. Treasury Bonds, 4.00%, 11/15/42	155	145
U.S. Treasury Bonds, 4.00%, 11/15/52	280	250
U.S. Treasury Bonds, 4.125%, 8/15/44	17,635	16,533
U.S. Treasury Bonds, 4.25%, 2/15/54	590	549
U.S. Treasury Bonds, 4.25%, 8/15/54	14,490	13,493
U.S. Treasury Bonds, 4.50%, 2/15/44	340	336
U.S. Treasury Bonds, 4.625%, 5/15/54	425	421
U.S. Treasury Bonds, 4.625%, 11/15/44	7,600	7,605
U.S. Treasury Bonds, 4.625%, 2/15/55	10,195	10,110
U.S. Treasury Bonds, 4.75%, 11/15/43	655	669
U.S. Treasury Bonds, 4.75%, 5/15/55 (16)	1,795	1,817

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.75%, 2/15/45 (16)	9,910	10,066
U.S. Treasury Bonds, 5.00%, 5/15/45	3,405	3,570
U.S. Treasury Notes, 3.50%, 2/15/33	340	333
U.S. Treasury Notes, 3.75%, 8/31/31	2,985	2,995
U.S. Treasury Notes, 4.00%, 2/15/34	2,110	2,127
U.S. Treasury Notes, 4.00%, 2/28/30	4,115	4,184
U.S. Treasury Notes, 4.00%, 3/31/30	4,185	4,256
U.S. Treasury Notes, 4.00%, 5/31/30	4,280	4,355
U.S. Treasury Notes, 4.125%, 8/31/30	1,130	1,156
U.S. Treasury Notes, 4.125%, 8/15/53	2,505	2,284
U.S. Treasury Notes, 4.125%, 3/31/32	3,230	3,301
U.S. Treasury Notes, 4.125%, 2/29/32	10,890	11,128
U.S. Treasury Notes, 4.375%, 8/15/43	2,995	2,920
U.S. Treasury Notes, 4.375%, 1/31/32 (16)	10,905	11,293
U.S. Treasury Notes, 4.50%, 12/31/31	7,475	7,793
U.S. Treasury Notes, 4.875%, 10/31/30	3,340	3,529
		131,129
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $129,505)		131,129
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 4.02% (9)(17)	5,577	5,577
Total Short-Term Investments (Cost $5,577)		5,577

T. ROWE PRICE TOTAL RETURN ETF

	Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 1.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.2%
Money Market Funds 1.2%
T. Rowe Price Treasury Reserve Fund, 3.99% (9)(17)	6,639	6,639
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		6,639
Total Securities Lending Collateral (Cost $6,639)		6,639
Total Investments in Securities 104.9% of Net Assets (Cost $562,612)		$570,445

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $158,863 and represents 29.2% of net assets.
(2)	See Note 2. Level 3 in fair value hierarchy.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $2,936 and represents 0.2% of net assets.
(4)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5)	All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at November 30, 2025, was $216 and was valued at $216 (0.0% of net assets).
(6)	All or a portion of this loan is unsettled as of November 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.

T. ROWE PRICE TOTAL RETURN ETF

(7)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8)	SEC 30-day yield
(9)	Affiliated Companies
(10)	Non-income producing.
(11)	See Note 4. All or a portion of this security is on loan at November 30, 2025.
(12)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(13)	Perpetual security with no stated maturity date.
(14)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(15)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $24,602 and represents 4.5% of net assets.
(16)	At November 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(17)	Seven-day yield

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
6M TSFR	Six month term SOFR (Secured overnight financing rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMO	Collateralized Mortgage Obligation
CNH	Offshore China Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound

T. ROWE PRICE TOTAL RETURN ETF

GO	General Obligation
HUF	Hungarian Forint
ICP	Chilean Average Chamber Index
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippines Peso
PIK	Payment-in-kind
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
SOFR	Secured overnight financing rate
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN 0.0%
OTC Options Written 0.0%

Counterparty	Description	Contracts	Notional Amount	$ Value
UBS AG	iShares iBoxx $ High Yield Corporate Bond ETF, Call, 12/19/25 @ $81.00	169	1,369	(3)
UBS AG	iShares iBoxx $ High Yield Corporate Bond ETF, Put, 12/19/25 @ $79.00	169	1,369	(2)
Wells Fargo	iShares iBoxx $ High Yield Corporate Bond ETF, Call, 12/19/25 @ $80.00	168	1,361	(11)
Wells Fargo	iShares iBoxx $ High Yield Corporate Bond ETF, Put, 12/19/25 @ $80.00	168	1,361	(5)
Total OTC Options Written (Premiums $(19))				(21)
Total Options Written (Premiums $(19))				(21)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
SWAPS 1.0%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.4%
Credit Default Swaps, Protection Sold 0.5%
Goldman Sachs, Protection Sold (Relevant Credit: Carvana Co., Caa1*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	8	1	1	—
Goldman Sachs, Protection Sold (Relevant Credit: Markit CDX.NA.IG.S45, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30	65,925	2,570	2,451	119
JP Morgan, Protection Sold (Relevant Credit: Carvana Co., Caa1*), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	8	1	1	—
Total Bilateral Credit Default Swaps, Protection Sold			2,453	119

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
Total Return Swaps (0.1)%
JP Morgan, Receive Underlying Reference: Apollo Debt Solutions BDC At Maturity, Pay Variable 4.12% (SOFR + 0.48%) At Maturity, 2/23/26	510	3	(3)	6
JP Morgan, Receive Underlying Reference: ARES Capital Corp. At Maturity, Pay Variable 4.12% (SOFR + 0.48%) At Maturity, 2/23/26	839	10	1	9
JP Morgan, Receive Underlying Reference: ARES Strategic Income Fund At Maturity, Pay Variable 4.12% (SOFR + 0.48%) At Maturity, 2/23/26	190	1	—	1
JP Morgan, Receive Underlying Reference: Bain Capital Specialty Finance, Inc. At Maturity, Pay Variable 4.12% (SOFR + 0.48%) At Maturity, 2/23/26	174	3	—	3

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
JP Morgan, Receive Underlying Reference: Blackstone Secured Lending Fund At Maturity, Pay Variable 4.12% (SOFR + 0.48%) At Maturity, 2/23/26	250	2	—	2
JP Morgan, Receive Underlying Reference: Blue Owl Capital Corp. At Maturity, Pay Variable 4.12% (SOFR + 0.48%) At Maturity, 2/23/26	1,295	10	(3)	13
JP Morgan, Receive Underlying Reference: Blue Owl Credit Income Corp. At Maturity, Pay Variable 4.12% (SOFR + 0.48%) At Maturity, 2/23/26	1,293	3	(2)	5
JP Morgan, Receive Underlying Reference: Carlyle Secured Lending, Inc. At Maturity, Pay Variable 4.12% (SOFR + 0.48%) At Maturity, 2/23/26	174	1	—	1

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
JP Morgan, Receive Underlying Reference: Goldman Sachs Private Credit Corp. At Maturity, Pay Variable 4.12% (SOFR + 0.48%) At Maturity, 2/23/26	264	2	—	2
JP Morgan, Receive Underlying Reference: Hercules Capital, Inc. At Maturity, Pay Variable 4.12% (SOFR + 0.48%) At Maturity, 2/23/26	230	2	(1)	3
JP Morgan, Receive Underlying Reference: HPS Corporate Lending Fund At Maturity, Pay Variable 4.12% (SOFR + 0.48%) At Maturity, 2/23/26	251	2	—	2
Morgan Stanley, Pay Underlying Reference: iBoxx USD Liquid High Yield Index At Maturity, Receive Variable 4.12% (SOFR + 0.00%) Quarterly, 12/20/25	5,550	(360)	—	(360)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)	Unrealized $ Gain/(Loss)
Morgan Stanley, Pay Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Receive Variable 4.12% (SOFR + 0.00%) Quarterly, 3/20/26	5,600	(33)	—	(33)
Total Bilateral Total Return Swaps			(8)	(346)
Total Bilateral Swaps			2,445	(227)

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.6%
Credit Default Swaps, Protection Bought 0.1%
Protection Bought (Relevant Credit: iTraxx Europe Sub Financials S44), Pay 1.00% Quarterly, Receive upon credit default, 12/20/30 (EUR)	46,650	(180)	59	(239)
Protection Bought (Relevant Credit: Markit CDX.EM.HY.S44, 5 Year Index), Pay 1.00% Quarterly, Receive upon credit default, 12/20/30	14,029	684	880	(196)
Total Centrally Cleared Credit Default Swaps, Protection Bought				(435)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.5%
Protection Sold (Relevant Credit: iTraxx Europe Senior Financials S44), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30 (EUR)	70,000	1,829	1,599	230
Protection Sold (Relevant Credit: Markit CDX.EM.S44, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30	16,817	(233)	(349)	116
Protection Sold (Relevant Credit: Markit CDX.NA.HY.S45, 5 Year Index), Receive 5.00% Quarterly, Pay upon credit default, 12/20/30	16,340	1,378	1,166	212
Protection Sold (Relevant Credit: Oracle Corp., Baa2*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30	2,700	(22)	28	(50)
Protection Sold (Relevant Credit: SES SA, Ba1*), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30 (EUR)	1,400	(59)	(68)	9
Total Centrally Cleared Credit Default Swaps, Protection Sold				517

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
Interest Rate Swaps 0.1%
2 Year Interest Rate Swap, Receive Fixed 4.52% Semi-annual, Pay Variable 4.60% (ICP) Semi-annual, 10/02/27 (CLP)	14,359,001	17	—	17
2 Year Interest Rate Swap, Receive Fixed 4.53% Semi-annual, Pay Variable 4.60% (ICP) Semi-annual, 10/01/27 (CLP)	12,951,818	18	—	18
5 Year Interest Rate Swap, Pay Fixed 4.22% Semi-annual, Receive Variable 4.08% (6M PLN WIBOR) Semi-annual, 7/22/30 (PLN)	25,723	(104)	—	(104)
5 Year Interest Rate Swap, Pay Fixed 4.23% Semi-annual, Receive Variable 4.08% (6M PLN WIBOR) Semi-annual, 7/21/30 (PLN)	26,490	(110)	—	(110)
Total Centrally Cleared Interest Rate Swaps				(179)
Total Centrally Cleared Swaps				(97)
Net payments (receipts) of variation margin to date				$248
Variation margin receivable (payable) on centrally cleared swaps				$151

*	Credit ratings as of November 30, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Bank of America	1/16/26	MXN	15,620	USD	840	$9
Bank of America	1/23/26	CHF	1,932	USD	2,440	(21)
Bank of America	1/16/26	USD	845	MXN	15,620	(4)
Bank of America	2/20/26	USD	2,735	GBP	2,075	(14)
Barclays Bank	1/15/26	TRY	61,465	USD	1,361	36
Barclays Bank	12/2/25	USD	174	IDR	2,895,243	—
Barclays Bank	12/5/25	COP	1,090,798	USD	291	(1)
Barclays Bank	3/6/26	USD	287	COP	1,090,798	—
Barclays Bank	2/20/26	USD	2,719	GBP	2,075	(30)
Barclays Bank	12/2/25	IDR	2,895,243	USD	174	—
Canadian Imperial Bank of Commerce	1/16/26	USD	1,876	HUF	635,130	(50)
CBI Geneva	12/2/25	USD	21	TWD	653	—
Citibank	3/12/26	EGP	70,985	USD	1,352	81
Citibank	1/16/26	USD	1,867	HUF	635,130	(59)
Citibank	12/2/25	USD	825	SGD	1,065	3
Citibank	12/2/25	EGP	11,761	USD	244	2
Citibank	12/2/25	TWD	11,264	USD	358	—
Citibank	2/3/26	USD	361	TWD	11,264	1
Citibank	12/2/25	USD	247	EGP	11,761	1
Citibank	12/2/25	USD	359	TWD	11,264	—
Colonial Savings & Loan	12/2/25	USD	42	TWD	1,293	—
Deutsche Bank	12/2/25	BRL	6,885	USD	1,224	67
Deutsche Bank	12/2/25	BRL	3,442	USD	614	32
Deutsche Bank	12/2/25	BRL	3,442	USD	618	27
Deutsche Bank	1/16/26	USD	935	HUF	318,044	(29)
Deutsche Bank	12/2/25	USD	1,269	CNH	9,005	(5)
Deutsche Bank	12/2/25	USD	216	EGP	10,260	1
Deutsche Bank	2/3/26	EGP	10,260	USD	211	—
Deutsche Bank	12/2/25	IDR	4,928,520	USD	295	1
Deutsche Bank	2/3/26	USD	294	IDR	4,928,520	(1)
Deutsche Bank	2/3/26	USD	1,120	CNH	7,915	(4)
Deutsche Bank	12/2/25	CNH	7,915	USD	1,116	4
Deutsche Bank	12/2/25	EGP	10,260	USD	215	(1)
Deutsche Bank	12/2/25	USD	296	IDR	4,928,520	—
Deutsche Bank	12/2/25	USD	645	BRL	3,442	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Deutsche Bank	12/2/25	USD	645	BRL	3,442	$—
Deutsche Bank	12/2/25	USD	1,291	BRL	6,885	—
Goldman Sachs	12/2/25	USD	477	THB	15,549	(6)
Goldman Sachs	12/2/25	USD	432	BRL	2,328	(4)
Goldman Sachs	2/3/26	BRL	2,328	USD	426	4
Goldman Sachs	2/20/26	USD	4,071	EUR	3,520	(29)
Goldman Sachs	12/2/25	KRW	764,025	USD	519	1
Goldman Sachs	2/3/26	USD	520	KRW	764,025	(2)
Goldman Sachs	2/3/26	INR	24,217	USD	270	(1)
Goldman Sachs	12/2/25	USD	272	INR	24,217	1
Goldman Sachs	12/2/25	USD	521	KRW	764,025	2
Goldman Sachs	12/2/25	INR	24,217	USD	271	—
Goldman Sachs	12/2/25	BRL	2,328	USD	436	—
HSBC Bank	12/2/25	USD	529	MYR	2,229	(10)
HSBC Bank	12/2/25	THB	13,582	USD	418	4
HSBC Bank	2/3/26	USD	420	THB	13,582	(4)
HSBC Bank	12/2/25	USD	367	GBP	278	(1)
HSBC Bank	2/3/26	GBP	278	USD	367	1
JPMorgan Chase	12/2/25	MYR	6	USD	1	—
JPMorgan Chase	12/2/25	USD	3	EGP	153	—
JPMorgan Chase	12/2/25	MYR	34	USD	8	—
JPMorgan Chase	12/2/25	EGP	54	USD	1	—
JPMorgan Chase	12/2/25	USD	2,584	BRL	13,770	3
JPMorgan Chase	12/2/25	EUR	602	USD	699	(1)
JPMorgan Chase	12/2/25	USD	30	EGP	1,402	—
JPMorgan Chase	12/2/25	JPY	82,165	USD	530	(4)
JPMorgan Chase	12/2/25	USD	377	MYR	1,565	(2)
JPMorgan Chase	12/2/25	CLP	153,830	USD	164	1
JPMorgan Chase	2/3/26	USD	164	CLP	153,830	(2)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
JPMorgan Chase	12/2/25	PHP	1,852	USD	31	$—
JPMorgan Chase	2/3/26	USD	31	PHP	1,852	—
JPMorgan Chase	2/3/26	EGP	467	USD	10	—
JPMorgan Chase	2/3/26	USD	2	MYR	9	—
JPMorgan Chase	12/2/25	EGP	153	USD	3	—
JPMorgan Chase	12/2/25	EGP	1,402	USD	29	—
JPMorgan Chase	12/2/25	USD	1	EGP	54	—
JPMorgan Chase	12/2/25	USD	166	CLP	153,830	—
JPMorgan Chase	12/2/25	BRL	13,770	USD	2,582	—
Morgan Stanley	2/20/26	USD	540	EUR	463	—
Morgan Stanley	2/20/26	USD	550	EUR	475	(3)
Morgan Stanley	2/3/26	COP	1,179,537	USD	307	5
Morgan Stanley	12/2/25	USD	310	COP	1,179,537	(4)
Morgan Stanley	12/2/25	COP	1,179,537	USD	315	(1)
NatWest Markets PLC	12/2/25	SGD	957	USD	734	5
Royal Bank of Canada	1/23/26	USD	4,049	CHF	3,220	16
Royal Bank of Canada	12/2/25	USD	304	TWD	9,365	6
Royal Bank of Canada	12/2/25	USD	591	KRW	844,057	17
Royal Bank of Canada	12/2/25	INR	27,276	USD	310	(5)
Royal Bank of Canada	2/6/26	CLP	792,915	USD	840	14
Royal Bank of Canada	3/6/26	USD	295	COP	1,123,086	—
Royal Bank of Canada	12/5/25	COP	1,123,085	USD	299	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Royal Bank of Canada	2/6/26	USD	260	CLP	241,365	$—
Royal Bank of Canada	3/6/26	USD	291	COP	1,127,405	(6)
Royal Bank of Canada	12/5/25	COP	1,127,405	USD	295	5
Royal Bank of Canada	3/6/26	USD	369	COP	1,418,276	(4)
Royal Bank of Canada	12/5/25	COP	1,418,276	USD	374	4
Royal Bank of Canada	12/2/25	KRW	844,057	USD	576	(2)
Royal Bank of Canada	12/2/25	TWD	9,365	USD	299	—
Royal Bank of Canada	12/2/25	USD	305	INR	27,276	—
Royal Bank of Canada	12/2/25	USD	707	EUR	609	—
Royal Bank of Canada	1/5/26	EUR	609	USD	708	—
Royal Bank of Canada	12/5/25	COP	2,414,902	USD	648	(5)
Royal Bank of Canada	3/6/26	USD	640	COP	2,414,902	5
Royal Bank of Canada	1/26/26	USD	4,128	CAD	5,750	1
Societe Generale SA	12/5/25	USD	3,960	COP	15,527,577	(173)
Societe Generale SA	12/2/25	COP	41,266	USD	11	—
Societe Generale SA	12/2/25	PEN	568	USD	167	2
Societe Generale SA	12/2/25	COP	1,169,012	USD	301	10
Societe Generale SA	12/2/25	USD	169	PEN	568	—
Societe Generale SA	12/2/25	USD	11	COP	41,266	—
Societe Generale SA	12/2/25	USD	312	COP	1,169,012	1

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
Standard Chartered	1/26/26	USD	2,829	CAD	3,940	$1
Standard Chartered	12/2/25	USD	36	PHP	2,099	—
Standard Chartered	12/2/25	MYR	657	USD	159	—
Standard Chartered	2/3/26	USD	749	MYR	3,097	(2)
Standard Chartered	12/2/25	MYR	3,097	USD	748	2
State Street	12/18/25	ILS	9	USD	3	—
State Street	1/16/26	USD	937	HUF	317,611	(26)
State Street	1/16/26	USD	2,082	HUF	709,455	(69)
State Street	12/2/25	USD	3	COP	10,230	—
State Street	12/2/25	PEN	225	USD	66	1
State Street	12/2/25	CLP	2,508	USD	3	—
State Street	1/16/26	HUF	168,546	USD	504	7
State Street	12/2/25	USD	2	JPY	298	—
State Street	12/1/25	USD	36	CAD	50	—
State Street	12/2/25	USD	1	EUR	1	—
State Street	12/2/25	USD	145	JPY	22,317	3
State Street	12/2/25	NZD	248	USD	143	—
State Street	12/2/25	AUD	25	USD	16	—
State Street	12/2/25	ZAR	2,590	USD	149	2
State Street	12/2/25	TRY	14,947	USD	347	5
State Street	12/2/25	USD	319	CHF	255	2
State Street	12/2/25	HUF	75,144	USD	224	5
State Street	12/2/25	USD	2	SEK	23	—
State Street	12/2/25	USD	218	CZK	4,585	(2)
State Street	12/2/25	GBP	215	USD	283	2
State Street	12/2/25	NOK	544	USD	54	—
State Street	12/2/25	USD	154	ILS	498	1
State Street	12/2/25	USD	40	PLN	146	—
State Street	12/2/25	MXN	6,753	USD	363	6
State Street	12/2/25	USD	8	SGD	10	—
State Street	12/2/25	THB	321	USD	10	—
State Street	12/2/25	USD	20	CZK	428	—
State Street	12/2/25	CLP	1,694	USD	2	—
State Street	12/2/25	CHF	1	USD	1	—
State Street	12/2/25	CNH	84	USD	12	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	12/2/25	ILS	5	USD	2	$—
State Street	12/2/25	GBP	1	USD	1	—
State Street	12/2/25	USD	20	NZD	35	—
State Street	12/2/25	TRY	182	USD	4	—
State Street	12/2/25	PEN	43	USD	13	—
State Street	12/2/25	COP	39,163	USD	10	—
State Street	12/2/25	TRY	438	USD	10	—
State Street	12/2/25	COP	90,930	USD	24	—
State Street	12/2/25	USD	2	CNH	12	—
State Street	12/2/25	NZD	4	USD	2	—
State Street	12/2/25	USD	2	CHF	1	—
State Street	12/2/25	USD	86	PLN	315	—
State Street	12/2/25	USD	2	MXN	46	—
State Street	12/2/25	CLP	23,251	USD	25	—
State Street	12/2/25	USD	80	CZK	1,683	—
State Street	12/2/25	USD	16	HUF	5,355	—
State Street	12/2/25	USD	1	THB	33	—
State Street	12/2/25	USD	2	SGD	3	—
State Street	12/2/25	USD	2	ZAR	29	—
State Street	2/20/26	USD	120	EUR	102	1
State Street	2/20/26	USD	158	EUR	136	—
State Street	12/2/25	USD	15	NZD	26	—
State Street	12/2/25	CHF	282	USD	354	(3)
State Street	12/1/25	CAD	5	USD	4	—
State Street	12/2/25	CNH	1,018	USD	143	1
State Street	12/2/25	USD	39	AUD	60	—
State Street	12/2/25	GBP	58	USD	76	—
State Street	12/2/25	CZK	2,502	USD	120	—
State Street	12/2/25	HUF	22,873	USD	69	1
State Street	12/2/25	CLP	41,234	USD	44	—
State Street	12/2/25	USD	124	MXN	2,280	(1)
State Street	12/18/25	USD	3	ILS	9	—
State Street	12/2/25	USD	102	NOK	1,036	—
State Street	12/2/25	USD	222	ILS	729	(2)
State Street	12/2/25	USD	96	ZAR	1,650	(1)
State Street	12/2/25	TRY	710	USD	17	—
State Street	12/2/25	PLN	856	USD	234	—
State Street	12/2/25	THB	1,679	USD	52	—
State Street	12/2/25	SEK	2,750	USD	290	1
State Street	12/2/25	SGD	121	USD	93	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	12/2/25	USD	40	COP	150,604	$—
State Street	12/2/25	USD	28	PEN	95	—
State Street	12/2/25	PHP	247	USD	4	—
State Street	12/2/25	AUD	35	USD	23	—
State Street	2/3/26	USD	23	AUD	35	—
State Street	2/3/26	NZD	191	USD	107	2
State Street	12/2/25	USD	107	NZD	191	(2)
State Street	12/2/25	USD	380	JPY	59,550	(1)
State Street	2/3/26	JPY	59,550	USD	383	1
State Street	2/20/26	USD	278	EUR	239	(1)
State Street	12/2/25	USD	33	CHF	27	—
State Street	2/3/26	CHF	27	USD	33	—
State Street	2/3/26	HUF	92,662	USD	278	2
State Street	12/2/25	ILS	1,222	USD	374	—
State Street	12/2/25	USD	108	PLN	395	(1)
State Street	12/2/25	USD	382	TRY	16,277	(1)
State Street	12/2/25	USD	285	SEK	2,727	(4)
State Street	2/3/26	USD	375	ILS	1,222	—
State Street	2/3/26	MXN	4,427	USD	238	3
State Street	12/2/25	USD	280	HUF	92,662	(2)
State Street	2/3/26	USD	48	NOK	492	(1)
State Street	12/2/25	NOK	492	USD	48	1
State Street	2/3/26	PLN	395	USD	108	1
State Street	12/2/25	USD	53	ZAR	911	(1)
State Street	12/2/25	CZK	4,194	USD	200	1
State Street	12/2/25	USD	239	MXN	4,427	(3)
State Street	2/3/26	ZAR	911	USD	52	1
State Street	2/3/26	TRY	16,277	USD	363	2
State Street	2/3/26	USD	200	CZK	4,194	(1)
State Street	2/3/26	SEK	2,727	USD	286	4
State Street	2/3/26	SEK	33	USD	3	—
State Street	2/3/26	USD	22	TWD	678	—
State Street	2/3/26	USD	2	THB	62	—
State Street	2/3/26	USD	4	SGD	5	—
State Street	2/3/26	USD	22	KRW	32,416	—
State Street	2/3/26	INR	422	USD	5	—
State Street	2/3/26	ZAR	20	USD	1	—
State Street	12/2/25	EUR	8	USD	9	—
State Street	12/2/25	GBP	4	USD	5	—
State Street	2/3/26	USD	4	CNH	28	—

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
State Street	2/3/26	BRL	72	USD	13	$—
State Street	2/3/26	NZD	3	USD	2	—
State Street	2/3/26	PLN	6	USD	2	—
State Street	2/3/26	ILS	6	USD	2	—
State Street	2/3/26	USD	3	CZK	53	—
State Street	2/3/26	HUF	1,135	USD	3	—
State Street	2/3/26	USD	2	IDR	30,017	—
State Street	2/3/26	JPY	585	USD	4	—
State Street	2/3/26	MXN	53	USD	3	—
State Street	2/3/26	CLP	6,032	USD	6	—
State Street	2/3/26	USD	1	NOK	11	—
State Street	2/3/26	COP	31,478	USD	8	—
State Street	2/3/26	PEN	11	USD	3	—
State Street	2/3/26	TRY	1,089	USD	24	—
State Street	1/2/26	USD	33	CAD	46	—
State Street	12/2/25	USD	5	BRL	25	—
State Street	12/2/25	BRL	17	USD	3	—
State Street	12/2/25	USD	121	IDR	2,033,277	(1)
State Street	12/2/25	USD	35	INR	3,113	—
State Street	12/2/25	USD	57	BRL	303	—
State Street	12/2/25	USD	7	BRL	37	—
State Street	12/2/25	USD	1	INR	123	—
State Street	12/2/25	INR	177	USD	2	—
State Street	12/2/25	KRW	92,510	USD	63	—
State Street	12/2/25	USD	11	KRW	16,539	—
State Street	12/2/25	KRW	12,221	USD	9	—
State Street	12/2/25	USD	6	KRW	8,160	—
Toronto Dominion	12/2/25	USD	237	CLP	222,517	(2)
Toronto Dominion	2/20/26	USD	5,363	EUR	4,600	4
Toronto Dominion	1/26/26	USD	4,103	CAD	5,750	(24)
Toronto Dominion	12/2/25	CLP	222,517	USD	240	—
UBS	12/5/25	COP	383,355	USD	94	8
UBS	12/5/25	COP	851,900	USD	209	18
UBS	12/5/25	COP	760,321	USD	187	16
UBS	12/5/25	COP	1,412,024	USD	345	31
UBS	1/23/26	CHF	1,288	USD	1,625	(12)

T. ROWE PRICE TOTAL RETURN ETF

(Amounts in 000s)
Counterparty	Settlement	Receive		Deliver		Unrealized Gain/(Loss)
UBS	3/6/26	USD	316	COP	1,211,998	$(2)
UBS	12/5/25	COP	1,211,998	USD	321	2
UBS	12/5/25	COP	1,277,726	USD	336	5
UBS	3/6/26	USD	331	COP	1,277,726	(5)
UBS	2/20/26	USD	4,088	EUR	3,520	(12)
UBS	12/5/25	COP	1,277,726	USD	334	6
UBS	3/6/26	USD	330	COP	1,277,726	(6)
Vickers Da Costa	12/2/25	TWD	47	USD	2	—
Wells Fargo	12/2/25	BRL	1,338	USD	247	4
Wells Fargo	12/2/25	BRL	1,338	USD	247	4
Wells Fargo	3/6/26	USD	312	COP	1,178,062	3
Wells Fargo	12/5/25	COP	1,178,062	USD	317	(3)
Wells Fargo	12/2/25	USD	219	PEN	741	(1)
Wells Fargo	2/3/26	PEN	741	USD	218	1
Wells Fargo	12/2/25	USD	251	BRL	1,338	—
Wells Fargo	12/2/25	USD	251	BRL	1,338	—
Wells Fargo	12/2/25	PEN	741	USD	220	—
Net unrealized gain (loss) on open forward currency exchange contracts						$(146)

T. ROWE PRICE TOTAL RETURN ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 8 Euro BOBL contracts	12/25	(1,099)	$—
Short, 50 Euro BTP contracts	12/25	(6,916)	(158)
Long, 1 Euro BUXL thirty year bond contracts	12/25	130	3
Long, 2 Euro OAT contracts	12/25	286	2
Short, 19 Euro SCHATZ contracts	12/25	(2,374)	3
Short, 7 Euro-Bund ten year contracts	12/25	(1,046)	(6)
Long, 24 Mini ten year JGB contracts	12/25	2,182	(22)
Short, 22 Government of Canada five year bond contracts	03/26	(1,780)	(4)
Short, 18 Government of Canada ten year bond contracts	03/26	(1,563)	(6)
Long, 100 U.S. Treasury Notes ten year contracts	03/26	11,332	2
Short, 194 Ultra U.S. Treasury Bonds contracts	03/26	(23,311)	(151)
Long, 111 Ultra U.S. Treasury Notes ten year contracts	03/26	12,856	42
Short, 4 Long Gilt contracts	03/26	(477)	(4)
Long, 815 U.S. Treasury Notes five year contracts	03/26	89,416	43
Long, 484 U.S. Treasury Notes two year contracts	03/26	101,115	(27)
Net payments (receipts) of variation margin to date			222
Variation margin receivable (payable) on open futures contracts			$(61)

T. ROWE PRICE TOTAL RETURN ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Institutional Floating Rate Fund - Z Class	$(10)	$17	$175
T. Rowe Price Government Reserve Fund	—	—	181++
T. Rowe Price Treasury Reserve Fund	—	—	—++
Totals	$(10)#	$17	$356+

Supplementary Investment Schedule
Affiliate	Value 5/31/25	Purchase Cost	Sales Cost	Value 11/30/25
T. Rowe Price Institutional Floating Rate Fund - Z Class	$5,600	175	3,255	$2,537
T. Rowe Price Government Reserve Fund	18,333	¤	¤	5,577
T. Rowe Price Treasury Reserve Fund	—	¤	¤	6,639
	Total			$14,753^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $356 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $14,770.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

November 30, 2025 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $562,612)	$570,445
Receivable for investment securities sold	31,279
Interest receivable	4,819
Bilateral swap premiums paid	2,454
Unrealized gain on forward currency exchange contracts	534
Unrealized gain on bilateral swaps	166
Variation margin receivable on centrally cleared swaps	151
Cash	119
Foreign currency (cost $1)	2
Other assets	2
Total assets	609,971
Liabilities
Payable for investment securities purchased	57,870
Obligation to return securities lending collateral	6,639
Unrealized loss on forward currency exchange contracts	680
Unrealized loss on bilateral swaps	393
Investment management and administrative fees payable	138
Variation margin payable on futures contracts	61
Options written (premiums $19)	21
Bilateral swap premiums received	9
Other liabilities	108
Total liabilities	65,919
NET ASSETS	$544,052
Net Assets Consists of:
Total distributable earnings (loss)	$1,795
Paid-in capital applicable to 13,300,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	542,257
NET ASSETS	$544,052
NET ASSET VALUE PER SHARE	$40.91
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
11/30/25
Investment Income (Loss)
Income
Interest	$14,534
Dividend	375
Securities lending	12
Total income	14,921
Expenses
Investment management and administrative expense	859
Miscellaneous expense	1
Total expenses	860
Net investment income	14,061
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	336
Futures	3,716
Swaps	(1,051)
Options written	117
Forward currency exchange contracts	(36)
Foreign currency transactions	(9)
Net realized gain	3,073
Change in net unrealized gain / loss
Securities	11,843
Futures	(892)
Swaps	(619)
TBA Sales Commitments	(15)
Forward currency exchange contracts	(189)
Other assets and liabilities denominated in foreign currencies	20
Change in unrealized gain / loss	10,148
Net realized and unrealized gain / loss	13,221
INCREASE IN NET ASSETS FROM OPERATIONS	$27,282
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	Year Ended
	11/30/25	5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income	$14,061	$12,466
Net realized gain (loss)	3,073	(2,855)
Change in net unrealized gain / loss	10,148	(1,019)
Increase in net assets from operations	27,282	8,592
Distributions to shareholders
Net earnings	(14,801)	(12,501)
Capital share transactions*
Shares sold	7,118	457,787
Shares redeemed	(25,592)	(16,963)
Increase (decrease) in net assets from capital share transactions	(18,474)	440,824
Net Assets
Increase (decrease) during period	(5,993)	436,915
Beginning of period	550,045	113,130
End of period	$544,052	$550,045
*Share information (000s)
Shares sold	175	11,325
Shares redeemed	(625)	(425)
Increase (decrease) in shares outstanding	(450)	10,900
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL RETURN ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Return ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize total return through income and, secondarily, capital appreciation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE TOTAL RETURN ETF

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied

T. ROWE PRICE TOTAL RETURN ETF

prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE TOTAL RETURN ETF

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.  A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund's portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments

T. ROWE PRICE TOTAL RETURN ETF

trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE TOTAL RETURN ETF

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$334,333	$—	$334,333
Corporate Bonds	—	107,361	1,863	109,224
Bank Loans	—	34,813	593	35,406
Asset-Backed Securities	—	75,484	272	75,756
Bond Funds	2,537	—	—	2,537
Common Stocks	—	16	—	16
Convertible Preferred Stocks	306	—	400	706
Preferred Stocks	—	—	251	251
Short-Term Investments	5,577	—	—	5,577
Securities Lending Collateral	6,639	—	—	6,639
Total	15,059	552,007	3,379	570,445
Swaps*	—	3,213	—	3,213
Forward Currency Exchange Contracts	—	534	—	534
Futures Contracts*	95	—	—	95
Total	$15,154	$555,754	$3,379	$574,287
Liabilities
Options Written	$—	$21	$—	$21
Swaps*	—	1,092	—	1,092
Forward Currency Exchange Contracts	—	680	—	680
Futures Contracts*	378	—	—	378
Total	$378	$1,793	$—	$2,171

[1]	Includes Convertible Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE TOTAL RETURN ETF

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
NOTE  3  –  DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE TOTAL RETURN ETF

($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Interest rate derivatives	Futures and Centrally Cleared Swaps	$130
Foreign exchange derivatives	Forwards	534
Credit derivatives	Bilateral Swaps and Premiums and Centrally Cleared Swaps	3,178
Total		$3,842
Liabilities
Interest rate derivatives	Futures and Centrally Cleared Swaps	$592
Foreign exchange derivatives	Forwards	680
Credit derivatives	Bilateral Swaps, Centrally Cleared Swaps and Options Written	899
Total		$2,171

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

T. ROWE PRICE TOTAL RETURN ETF

(000s)	Location of Gain (Loss) on Statement of Operations
	Securities^	Options Written	Futures	Forward Currency Exchange Contracts	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$(637)	$—	$3,672	$—	$(1,937)	$1,098
Foreign exchange derivatives	—	—	—	(36)	—	(36)
Credit derivatives	(194)	117	—	—	980	903
Equity derivatives	(236)	—	44	—	—	(192)
Inflation derivatives	—	—	—	—	(94)	(94)
Total	$(1,067)	$117	$3,716	$(36)	$(1,051)	$1,679
Change in Unrealized Gain (Loss)
Interest rate derivatives	$133	$—	$(892)	$—	$48	$(711)
Foreign exchange derivatives	—	—	—	(189)	—	(189)
Credit derivatives	—	—	—	—	(699)	(699)
Equity derivatives	137	—	—	—	—	137
Inflation derivatives	—	—	—	—	32	32
Total	$270	$—	$(892)	$(189)	$(619)	$(1,430)

T. ROWE PRICE TOTAL RETURN ETF

^	Options purchased are reported as securities.
Counterparty Risk and Collateral
The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

T. ROWE PRICE TOTAL RETURN ETF

Collateral may be in the form of cash, debt securities issued by the U.S. government or related agencies, or equity securities, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, securities valued at $270,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2025, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $2,520,000 cash and securities valued at $62,000. As of November 30, 2025, securities valued at $7,086,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts
The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return.  A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to

T. ROWE PRICE TOTAL RETURN ETF

meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 16% and 23% of net assets.
Futures Contracts
The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 31% and 48% of net assets.
Options
The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or

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through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 1% and 69% of net assets.
Swaps
The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the

T. ROWE PRICE TOTAL RETURN ETF

accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the

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notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2025, the notional amount of protection sold by the fund totaled $184,622,000 (33.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 47% and 66% of net assets.

T. ROWE PRICE TOTAL RETURN ETF

NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets
The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt
The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

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Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations
The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are

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determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2025, securities valued at $60,000 had been posted by the fund to counterparties for MSFTA Transactions.
Dollar Rolls
The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans
The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from

T. ROWE PRICE TOTAL RETURN ETF

principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2025, the value of loaned securities was $7,579,000; the aggregate value of collateral was $7,730,000 and consisted of cash collateral and related investments of $6,639,000 and U.S. government securities of $1,091,000.

T. ROWE PRICE TOTAL RETURN ETF

Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $121,365,000 and $97,021,000, respectively, for the six months ended November 30, 2025. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $325,091,000 and $344,640,000, respectively, for the six months ended November 30, 2025.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had $6,033,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $568,546,000. Net unrealized gain aggregated $6,885,000 at period-end, of which $11,708,000 related to appreciated investments and $4,823,000 related to depreciated investments.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.31% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The

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all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price Fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2025, approximately 79% of the fund’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual

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management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended November 30, 2025, are as follows:
(000s)	Effective Management Fee Rate	Management Fee Waived
T. Rowe Price Institutional Floating Rate Fund - Z Class	0.55%	$—
As of November 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,841,110 shares of the fund, representing 14% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates

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the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  8  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF988-051 01/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

    (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)  A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026